As filed with the Securities and Exchange Commission on April 15, 1998

             1933 Act File No. 33-64872; 1940 Act File No. 811-7820

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                                  __X__

         Pre-Effective Amendment No.      ______

         Post-Effective Amendment No.     __10__                  __X__


REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940                          __X__

         Amendment No.   __10__
                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

         American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
          (Address of Principal Executive Offices)            (Zip Code)

        Registrant's Telephone Number, Including Area Code (816) 531-5575

                             William M. Lyons, Esq.

        American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
                     (Name and address of Agent for Service)

           Approximate Date of Proposed Public Offering: June 30, 1998

It is proposed that this filing will become effective (check appropriate box) _____ immediately upon filing pursuant to paragraph (b) of Rule 485
_____ on (date) pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a) of Rule 485
__X__ on June 30, 1998 pursuant to paragraph (a) of Rule 485
_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____ on (date) pursuant to paragraph (a)(2) of Rule 485


The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 notice for the fiscal year ended March 31, 1997, was filed on May 30, 1997.

--------------------------------------------------------------------------------

The Investor Class Prospectus of American Century Real Estate Fund dated February 17, 1998 is incorporated herein by reference to the Registrants filing pursuant to Rule 497(b) on February 17, 1998 (accession #0000908186-98-000006).

The Institutional Class Prospectus of American Century Real Estate Fund dated February 17, 1998 is incorporated herein by reference to the Registrants filing pursuant to Rule 497(b) on February 17, 1998 (accession #0000908186-98-000006).

The Advisor Class Prospectus of American Century Real Estate Fund dated February 17, 1998 is incorporated herein by reference to the Registrants filing pursuant to Rule 497(b) on February 17, 1998 (accession #0000908186-98-000006).

================================================================================
                              CROSS REFERENCE SHEET

--------------------------------------------------------------------------------

         N-1A Item No.              Location
         -------------              --------
PART A

Item 1. Cover Page                  Cover Page
Item 2. Synopsis                    Transaction and Operating
                                    Expense Table
Item 3. Condensed Financial         Financial Highlights
          Information
Item 4. General Description         Investment Policies of
          Registrant                the Fund; Other Investment
                                    Practices, Their Characteristics
                                    and Risks; Performance
                                    Advertising; Distributions;
                                    Further Information About
                                    American Century
Item 5. Management of the           Management
          Fund
Item 6. Capital Stock and           Further Information About
          Other Securities          American Century
Item 7. Purchase of Securities      How to Open An Account;
          Being Offered             How to Exchange From One
                                    Account to Another;
                                    Share Price; Distributions
Item 8. Redemption                  How to Redeem Shares;
                                    Signature Guarantee
Item 9. Pending Legal               N/A
          Proceedings


--------------------------------------------------------------------------------
PART B
--------------------------------------------------------------------------------

Item 10. Cover Page                 Cover Page
Item 11. Table of Contents          Table of Contents
Item 12. General Information        N/A
Item 13. Investment Objectives      Investment Objectives of
           and Policies             the Funds; Fundamental
                                    Policies of the Funds;
                                    Investment Restrictions;
                                    Forward Currency Exchange
                                    Contracts; An Explanation of
                                    Fixed Income Securities Ratings;
                                    Short Sales; Portfolio Lending;
                                    Portfolio Turnover; Futures Contracts;
                                    Municipal Leases
Item 14. Management of the          Officers and Directors;
           Registrant               Management;
                                    Custodians
Item 15. Control Persons            Capital Stock
           and Principal
           Holders of Securities
Item 16. Investment Advisory        Management;
           and Other Services       Custodians
Item 17. Brokerage Allocation       Brokerage;
                                    Performance Advertising
Item 18. Capital Stock and          Capital Stock;
           Other Securities         Multiple Class Structure
Item 19. Purchase, Redemption       N/A
           and Pricing of
           Securities Being
           Offered
Item 20. Tax Status                 N/A
Item 21. Underwriters               N/A
Item 22. Calculation of Yield       Performance Advertising
           Quotations of Money
           Market Funds
Item 23. Financial Statements       Financial Statements

                                   PROSPECTUS


                                 June 30, 1998


                                    American
                                    Century
                                     Group


                                     Value
                                Small Cap Value
                                 Equity Income


INVESTOR CLASS

                          AMERICAN CENTURY INVESTMENTS

                                FAMILY OF FUNDS

American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS

       BENHAM GROUP          AMERICAN CENTURY GROUP    TWENTIETH CENTURY GROUP

    MONEY MARKET FUNDS         ASSET ALLOCATION &
   GOVERNMENT BOND FUNDS         BALANCED FUNDS
  DIVERSIFIED BOND FUNDS    CONSERVATIVE EQUITY FUNDS       GROWTH FUNDS
   MUNICIPAL BOND FUNDS          SPECIALTY FUNDS         INTERNATIONAL FUNDS


                                    Value
                               Small Cap Value
                                Equity Income




                                   PROSPECTUS


                                 June 30, 1998

                    Value * Small Cap Value * Equity Income


                                 INVESTOR CLASS

                   American Century Capital Portfolios, Inc.


American Century Capital Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Three of the funds from our American Century Group that invest in equity securities are described in this Prospectus.


Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.


This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated June 30, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          American Century Investments
                       4500 Main Street o P.O. Box 419200
                Kansas City, Missouri 64141-6200o 1-800-345-2021
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-444-3485
                            www.americancentury.com


Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY VALUE FUND

The investment objective of Value is long-term capital growth. Income is a secondary objective. The fund seeks to achieve its investment objectives by investing in securities that management believes to be undervalued at the time of purchase.


AMERICAN CENTURY SMALL CAP VALUE FUND

The investment objective of Small Cap Value is long-term capital growth. Income is a secondary objective. The fund seeks to achieve its investment objective by investing primarily in equity securities of companies with smaller market capitalization that management believes to be undervalued at the time of purchase.


AMERICAN CENTURY EQUITY INCOME FUND

The investment objective of Equity Income is the production of current income. Capital appreciation is a secondary objective. The fund attempts to achieve its objectives by investing primarily in income-producing equity securities. In the pursuit of its objectives, the fund seeks a yield that exceeds the yield of securities comprising the Standard & Poor's 500 Composite Stock Price Index.

There is no assurance that the funds will achieve their investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

TABLE OF CONTENTS

Investment Objectives of the Funds ........................................
Transaction and Operating Expense Table ...................................
Financial Highlights ......................................................

INFORMATION REGARDING THE FUNDS ...........................................


Investment Policies of the Funds ..........................................
         Value ............................................................
         Small Cap Value ..................................................
         Equity Income ....................................................
         Policies Applicable to All Funds .................................
Other Investment Practices, Their Characteristics
   and Risks ..............................................................
         Foreign Securities ...............................................
         Equity Securities ................................................
         Forward Currency Exchange Contracts ..............................
         Investments in Smaller Companies .................................
         Portfolio Turnover ...............................................
         Repurchase Agreements ............................................
         Futures Contracts ................................................
         Derivative Securities ............................................
         When-Issued Securities ...........................................
         Investments in Companies with Limited
                  Operating Histories .....................................
         Short Sales ......................................................
         Rule 144A Securities .............................................
Performance Advertising ...................................................

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ..............................................
Investing in American Century .............................................
How to Open an Account ....................................................
                  By Mail .................................................
                  By Wire .................................................
                  By Exchange .............................................
                  In Person ...............................................
         Subsequent Investments ...........................................
                  By Mail .................................................
                  By Telephone ............................................
                  By Online Access ........................................
                  By Wire .................................................
                  In Person ...............................................
         Automatic Investment Plan ........................................
How to Exchange from One Account to Another ...............................
                  By Mail .................................................
                  By Telephone ............................................
                  By Online Access ........................................
How to Redeem Shares ......................................................
                  By Mail .................................................
                  By Telephone ............................................
                  By Check-A-Month ........................................
                  Other Automatic Redemptions .............................
         Redemption Proceeds ..............................................
                  By Check ................................................
                  By Wire and ACH .........................................
         Special Requirements for Large Redemptions .......................
         Redemption of Shares in Low-Balance
              Accounts ....................................................
Signature Guarantee .......................................................
Special Shareholder Services ..............................................
                  Automated Information Line ..............................
                  Online Account Access ...................................
                  Open Order Service ......................................
                  Tax-Qualified Retirement Plans ..........................
Important Policies Regarding Your Investments .............................
Reports to Shareholders ...................................................
Employer-Sponsored Retirement Plans and
   Institutional Accounts .................................................

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ...............................................................
         When Share Price Is Determined ...................................
         How Share Price Is Determined ....................................
         Where to Find Information About Share Price ......................
Distributions .............................................................
Taxes .....................................................................
         Tax-Deferred Accounts ............................................
         Taxable Accounts .................................................
Management ................................................................
         Investment Management ............................................
         Code of Ethics ...................................................
         Transfer and Administrative Services .............................
Distribution of Fund Shares ...............................................
Further Information About American Century ................................




                    TRANSACTION AND OPERATING EXPENSE TABLE


                                                            Value      Small Cap
                                                        Equity Income    Value

SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases ..............       none        none
Maximum Sales Load Imposed on Reinvested Dividends ...       none        none
Deferred Sales Load ..................................       none        none
Redemption Fee(1) ....................................       none        none
Exchange Fee .........................................       none        none

ANNUAL FUND OPERATING EXPENSES:
(as a percentage of net assets)
Management Fees(2) ...................................       1.00%       1.25%
12b-1 Fees ...........................................       none        none
Other Expenses(3) ....................................       0.00%       0.00%
Total Fund Operating Expenses ........................       1.00%       l.25%

EXAMPLE
You would pay the following expenses on a             1 year   $10         $13
$1,000 investment, assuming a 5% annual return       3 years    32          39
and redemption at the end of each time period:       5 years    55          68
                                                    10 years   122         150


(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) A portion of the management fee may be paid by the fund's manager to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management - Transfer and Administrative Services," page ___.

(3) Other expenses, which includes the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year.

The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

Neither the 5% rate of return nor the expenses shown above should be considered indications of past or future returns and expenses. Actual returns and expenses may be greater or less than those shown.


The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The funds offerother classes of shares, primarily to institutional investors, that have different fee structures than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page xx.



                              FINANCIAL HIGHLIGHTS

                                     VALUE


The Financial Highlights for the fiscal year ended March 31, 1998 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal year ended on March 31, 1997 have been audited by other independent auditors. The information presented is for a share outstanding throughout the period ended March 31, except as noted.

                                                          1998           1997            1996          1995         1994(1)

PER-SHARE DATA
Net Asset Value,  Beginning of Period ...............      --      $       6.32     $       5.46   $       4.98   $     5.01
Income From Investment Operations
         Net Investment Income(2) ...................      --              0.12             0.13           0.12         0.08
         Net Realized and Unrealized Gain (Loss) on
                  Investment Transactions ...........      --              0.87             1.34           0.75        (0.04)
                                                          ----             ----             ----           ----        -----
         Total From Investment Operations ...........      --              0.99             1.47           0.87         0.04
                                                          ----             ----             ----           ----        -----
Distributions
         From Net Investment Income .................      --             (0.12)           (0.12)         (0.12)       (0.07)
         In Excess of Net Investment Income .........      --              --              (0.01)          --           --
         From Net Realized Gains on Investment
                  Transactions ......................      --             (0.61)           (0.48)         (0.27)        --
                                                          ----             ----             ----           ----        -----
         Total Distributions ........................      --             (0.73)           (0.61)         (0.39)       (0.07)
                                                          ----             ----             ----           ----        -----
Net Asset Value, End of Period ......................      --      $       6.58     $       6.32   $       5.46   $     4.98
                                                      ===========  ============     ============   ============   ==========
         Total Return(3) ............................      --             15.92%           28.06%         18.56%        0.83%

RATIOS/SUPPLEMENTAL DATA
         Ratio of Operating Expenses to
                  Average Net Assets ................      --              1.00%            0.97%          1.00%        1.00%(4)
         Ratio of Net Investment Income to
                  Average Net Assets ................      --              1.86%            2.17%          2.65%        3.37%(4)
         Portfolio Turnover Rate ....................      --               111%             145%            94%          79%
         Average Commission Paid per Share of
                  Equity Security Traded ............      --      $     0.0459     $     0.0409           -(5)         -(5)
         Net Assets, End of Period (in thousands) ...      --      $  1,743,582     $    881,885   $    348,281   $   87,798

----------


(1)  September 1, 1993 (inception) through March 31, 1994.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distribution, if any. Total return for periods less than one year are not annualized.

(4)  Annualized.


(5) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended March 31, 1995.




                              FINANCIAL HIGHLIGHTS

                                 EQUITY INCOME


The Financial Highlights for the fiscal year ended March 31, 1998 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal year ended on March 31, 1997 have been audited by other independent auditors. The information presented is for a share outstanding throughout the period ended March 31, except as noted.

                                                                      1998         1997          1996            1995(1)


PER-SHARE DATA
Net Asset Value,  Beginning of Period .......................          --     $      6.10     $      5.42     $      5.00
                                                                      ----           ----            ----            ----
Income From Investment Operations
         Net Investment Income(2) ...........................          --            0.22            0.20            0.09
         Net Realized and Unrealized Gain (Loss) on
                  Investment Transactions ...................          --            0.75            1.13            0.44
                                                                      ----           ----            ----            ----
         Total From Investment Operations ...................          --            0.97            1.33            0.53
                                                                      ----           ----            ----            ----
Distributions
         From Net Investment Income .........................          --           (0.21)          (0.19)          (0.09)
         In Excess of Net Investment Income .................          --            --             (0.01)           --
         From Net Realized Gains on Investment
                  Transactions ..............................          --           (0.55)          (0.45)          (0.02)
                                                                      ----           ----            ----            ----
         Total Distributions ................................          --           (0.76)          (0.65)          (0.11)
                                                                      ----           ----            ----            ----
Net Asset Value, End of Period ..............................          --     $      6.31     $      6.10     $      5.42
                                                               ============   ===========     ===========     ===========
         Total Return(3) ....................................          --           16.24%          25.67%          10.69%

RATIOS/SUPPLEMENTAL DATA
         Ratio of Operating Expenses to Average Net Assets ..          --            1.00%           0.98%           1.00%(4)
         Ratio of Net Investment Income to Average Net Assets          --            3.46%           3.51%           4.04%(4)
         Portfolio Turnover Rate ............................          --             159%            170%             45%
         Average Commission Paid per Share of Equity
                  Security Traded ...........................          --     $    0.0440     $    0.0378           --(5)
         Net Assets, End of Period (in thousands) ...........          --     $   199,388     $   116,692     $    52,213

----------


(1)  August 1, 1994 (inception) through March 31, 1995.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distribution, if any. Total return for periods less than one year are not annualized.

(4)  Annualized.

(5) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended March 31, 1995.


INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

VALUE

The investment objective of Value is long-term capital growth. Income is a secondary objective. The fund seeks to achieve its objectives by investing primarily in equity securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

Securities may be undervalued because they are temporarily out of favor in the market due to market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the issuer of the security or its industry, or because the market has overlooked them. Under normal market conditions, the fund expects to invest at least 80% of the value of its total assets in equity securities. The fund's investments will typically be characterized by lower price-to-earnings, price-to-cash flow and/or price-to-book value ratios relative to the equity market in general. Its investments also may have above-average current dividend yields.

It is management's intention that the fund will primarily consist of domestic equity securities. However, the fund also may invest in other types of domestic or foreign securities consistent with the accomplishment of the fund's objective. The other securities the fund may invest in are convertible securities (see "Other Investment Practices, Their Characteristics and Risks-Equity Securities," page 9), preferred stocks, bonds, notes and debt securities of companies and debt obligations of governments and their agencies. Investments in these securities will be made when the manager believes that the total return potential on these securities equals or exceeds the potential return on common stocks.


SMALL CAP VALUE

The investment objective of Small Cap Value is long-term capital growth. Income is a secondary objective. The Fund seeks to achieve its objectives by investing primarily in equity securities of companies with smaller market capitalizations that are believed by management to be undervalued at the time of purchase.

Securities may be undervalued because they are temporarily out of favor in the market due to market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the issuer of the security or its industry, or because the market has overlooked them. Under normal market conditions, the fund expects to invest at least 80% of the value of its total assets in equity securities. The fund's investments will typically be characterized by lower price-to-earnings, price-to-cash flow and/or price-to-book value ratios relative to the equity market in general. Its investments also may have above-average current dividend yields relative to other smaller capitalization investments.

The fund will invest its assets primarily in equity securities of companies with smaller market capitalizations. A company shall be considered to have a smaller market capitalization if, at the time of investment, it has a market capitalization which is not greater than the market capitalization of the largest company contained in the S&P/Barra Small-Cap 600 Value Index. The
S&P/Barra Small-Cap 600 Value Index is a stock index which tracks the performance of equity securities of smaller capitalization companies contained in the S&P Small Cap 600 Index which have lower price-to-book value ratios and, thus, may be more attractive to investors using the value style of investing. As of December 31, 1997, the largest company contained in the S&P/Barra Small-Cap 600 Value Index had a market capitalization of approximately $2.3 billion, while the median company contained in the index had a market capitalization of approximately $387 million.


It is management's intention that the fund will primarily consist of domestic equity securities. However, the fund also may invest in other types of domestic or foreign securities consistent with the accomplishment of the fund's objective. The other securities the fund may invest in are convertible securities (see "Other Investment Practices, Their Characteristics and Risks--Equity Securities," page --) preferred stocks, bonds, notes and debt securities of companies and debt obligations of governments and their agencies. Investments in these securities will be made when the manager believes that the total return potential on these securities equals or exceeds the potential return on common stocks.

EQUITY INCOME

The investment objective of Equity Income is the production of current income. Capital appreciation is a secondary objective of the fund. The fund seeks to achieve its objectives by screening companies primarily for favorable dividend paying history (yield) and prospects for continuing and/or increasing dividend paying ability and secondarily for capital appreciation potential. The fund seeks a yield that exceeds the yield of securities comprising the S&P 500. Total return for the fund will consist primarily of dividend income and secondarily of capital appreciation (or depreciation).

Under normal circumstances, the fund will invest at least 65% of the fund's total assets in equity securities and at least 85% of the fund's total assets will be invested in income-paying securities. The fund's portfolio will consist primarily of domestic securities.


POLICIES APPLICABLE TO ALL FUNDS


Each fund's holdings will be spread among industry groups that meet its investment criteria to help reduce certain of the risks inherent in common stock investments. These investments will primarily be securities listed on major exchanges or traded in the over-the-counter markets.

Income is a primary or secondary objective of each fund. As a result, a portion of the portfolio of each fund may consist of fixed income securities.

The value of fixed income securities fluctuates based on changes in interest rates and in the credit quality of the issuer. Debt securities that comprise part of a fund's fixed income portfolio will primarily be limited to "investment grade" obligations. However, each fund may invest up to 5% of its assets in "high yield" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the investment manager. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

"High yield" securities, sometimes referred to as "junk bonds," are higher risk,
non-convertible   debt   obligations  that  are  rated  below  investment  grade
securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed income securities in which the high yield portion of a fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objective of the fund (see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information).

The funds will not necessarily dispose of high yield securities if the aggregate value of such securities exceeds 5% of a fund's assets, if such level is exceeded as a result of market appreciation of the value of such securities or market depreciation of the value of the other assets of the fund. Rather, the manager will cease purchasing any additional high yield securities until the value of such securities is less than 5% of the fund's assets and will monitor such investments to determine whether continuing to hold such investments is likely to assist the fund in meeting its investment objectives.

In addition, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of that fund's shares.

Notwithstanding the fact the funds will primarily invest in equity securities, under exceptional market or economic conditions, the funds may temporarily invest all or a substantial portion of their assets in cash or investment grade short-term securities (denominated in U.S. dollars or foreign currencies).

To the extent that a fund assumes a defensive position, it will not be investing for capital growth.

OTHER INVESTMENT PRACTICES, THEIR
CHARACTERISTICS AND RISKS

For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.


FOREIGN SECURITIES

Each fund may invest up to 25% of its assets in the securities of foreign issuers, including debt securities of foreign governments and their agencies, when these securities meet its standards of selection. The manager defines "foreign issuer" as an issuer of securities that is domiciled outside the United States, derives at least 50% of its total revenue from production or sales outside of the United States, and/or whose principal trading market is outside the United States. The principal business activities of such issuers will be located in developed countries.

The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. Depositary receipts or depositary shares or similar instruments (collectively "depositary receipts") are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

Subject to their individual investment objectives and policies, the funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, and debt securities of foreign governments and their agencies. The funds will limit their purchase of debt securities to investment-grade obligations.

Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, clearance and settlement risk, reduced availability of public information concerning issuers, and the lack of uniform accounting, auditing, financial reporting standards and practices and requirements comparable to those applicable to domestic issuers.


EQUITY SECURITIES

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Each fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the manager. A fund's investments in convertible debt securities and other high yield, non-convertible debt securities rated below investment grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment grade" obligations. These securities have speculative characteristics and present more credit risk than investment grade obligations. For a description of the S&P and Moody's ratings categories, see "An Explanation of Fixed Income Securities Ratings," in the Statement of Additional Information. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in the following section, are an example of the type of derivative security in which the fund might invest.


FORWARD CURRENCY EXCHANGE CONTRACTS

Some of the foreign securities held by the funds may be denominated in foreign currencies. Other securities, such as depositary receipts, may be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of a fund.

To protect against adverse movements in exchange rates between currencies, the funds may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect a fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

INVESTMENTS IN SMALLER COMPANIES

Small Cap Value will invest primarily in securities of companies having smaller market capitalizations. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, the securities of such companies may be more likely to be delisted from trading on their primary exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and this volatility and limited liquidity may be reflected in the net asset value of the fund.

PORTFOLIO TURNOVER

The total portfolio turnover rate of the funds are shown in the Financial Highlights tables of this Prospectus.

Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fundIs investment objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be anticipated.

The portfolio turnover of a fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions that the funds pay directly. Higher portfolio turnover also may increase the likelihood that the capital gains, if any, realized and distributed by the fund will include short-term capital gains, which are taxable as ordinary income. See "Taxes," page --.

REPURCHASE AGREEMENTS

Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions only with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.


FUTURES CONTRACTS

Each fund may enter into domestic stock index futures contracts. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period.

Rather than actually purchasing the specific financial assets, or the securities of a market index, the manager may purchase a futures contract, which reflects the value of such underlying securities. For example, S&P 500 futures reflect the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the underlying index securities increases or decreases during the contract period, the value of the S&P 500 futures can be expected to reflect such increase or decrease. As a result, the manager is able to expose to the equity markets cash that is maintained by the funds to meet anticipated redemptions or held for future investment opportunities. Because futures generally settle within a day from the date they are closed out (compared with three days for the types of equity securities primarily invested in by the funds) the manager believes that this use of futures allows the funds to effectively be fully invested in equity securities while maintaining the liquidity needed by the funds.

When a fund enters into a futures contract, it must make deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the underlying financial assets fluctuates, the parties to the contract are required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. Assets set aside by a fund as initial or variation margin may not be disposed of so long as the fund maintains the contract.

The funds may not purchase leveraged futures. A fund will deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fluctuating market value of the index futures contracts it has purchased, less any margin deposited on its position. The funds will only invest in exchange-traded futures. In addition, the value of futures contracts purchased by a fund may not exceed 5% of the fund's total assets.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, a fund may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the S&P 500 Index would be a permissible investment because each of the funds may invest in the securities of companies comprising the S&P 500 Index (assuming they otherwise meet the other requirements for the fund), while a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There is a range of risks associated with derivative investments, including but not limited to:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there will be no liquid secondary market, or the possibility that price fluctuation limits will be imposed by the relevant exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument will result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.



The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

WHEN-ISSUED SECURITIES


Each of the funds may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

INVESTMENTS IN COMPANIES WITH LIMITED OPERATING HISTORIES

The funds may invest in the securities of issuers with limited operating histories. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

A fund will not invest more than 5% of its total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

SHORT SALES

A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.


RULE 144A SECURITIES

The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

PERFORMANCE ADVERTISING


From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return and yield. Performance data may be quoted separately for the Investor Class and for the other classes.

Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

A quotation of yield reflects a fund's income over a stated period of time expressed as a percentage of the fund's share price.

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

The funds also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services, Inc.) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performanceincluding the Standard and Poor's 500 Index, the Dow Jones Industrial Average, the S&P/Barra Value Index (with regard to Value), the S&P/Barra Small-Cap 600 Value Index (with regard to Small Cap Value) and the Lipper Equity Income Fund Index (with regard to Equity Income). Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance also may be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

The  funds  offered  by  this  Prospectus  are a part  of the  American  Century
Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.


INVESTING IN AMERICAN CENTURY


The following sections explain how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.


If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 22.

HOW TO OPEN AN ACCOUNT

To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

The minimum investment is $2,500 [$1,000 for IRA and Uniform Gifts/Transfers to Minors Acts (UGMA/UTMA) accounts]. These minimums will be waived if you establish an automatic investment plan to your account that is the equivalent of at least $50 per month. See "Automatic Investment Plan," page 17.

The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

PLEASE NOTE: IF YOU REGISTER YOUR ACCOUNT AS BELONGING TO MULTIPLE OWNERS (E.G., AS JOINT TENANTS), YOU MUST PROVIDE US WITH SPECIFIC AUTHORIZATION ON YOUR APPLICATION IN ORDER FOR US TO ACCEPT WRITTEN OR TELEPHONE INSTRUCTIONS FROM A SINGLE OWNER. OTHERWISE, ALL OWNERS WILL HAVE TO AGREE TO ANY TRANSACTIONS THAT INVOLVE THE ACCOUNT (WHETHER THE TRANSACTION REQUEST IS IN WRITING OR OVER THE TELEPHONE).

You may invest in the following ways:

By Mail

Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

By Wire

You may make your initial investment by wiring funds. To do so, call us or mail a completed application and provide your bank with the following information:

o        Receiving bank and routing number:
         Commerce Bank, N.A. (101000019)

o        Beneficiary (BNF):
         American Century Services Corporation
         4500 Main St., Kansas City, Missouri 64111

o        Beneficiary account number (BNF ACCT):
         2804918

o        Reference for Beneficiary (RFB):
         American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o        Originator to Beneficiary (OBI):
         Name and address of owner of account into which you are investing.

o        Bank to Bank Information
         (BBI or Free Form Text):

o        Taxpayer identification or Social Security number.

o If more than one account, account numbers and amount to be invested in each account.


o        Current tax year, previous tax year or rollover  designation if an IRA.
         Specify whether traditional IRA, Roth IRA, Education IRA, SEP-IRA, SARSEP-IRA., SIMPLE Employer or SIMPLE Employee.


By Exchange

Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

In Person

If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     4917 Town Center Drive
     Leawood, Kansas 66211

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS


Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments is $250 for checks submitted without the investment slip portion of a previous statement or confirmation and $50 for all other types of subsequent investments.


By Mail


When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)


By Telephone

Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Institutional Service Representative or use our Automated Information Line.

By Online Access

Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

By Wire

You  may  make  subsequent   investments  by  wire.  Follow  the  wire  transfer
instructions on page xx and indicate your account number.

In Person


You may make subsequent investments in person at one of our Investor Centers. The locations of our Investor Centers are listed on this page.


AUTOMATIC INVESTMENT PLAN


You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call an Investor Services Representative.


HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER


As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by American Century Target Maturities Trust and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 23.


For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," page 19.

By Mail

You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

By Telephone

You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 20) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-3533 to get the appropriate form.

By Online Access

You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

By Mail

Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page xx.

By Telephone

If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

By Check-A-Month

If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

Other Automatic Redemptions


If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call an Investor Services Representative.


REDEMPTION PROCEEDS

Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

Redemption proceeds may be sent to you in one of the following ways:

By Check

Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

By Wire and ACH

You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

If payment is made in securities, the securities, selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

If you expect to make a large redemption and would like to avoid any possibility of being paid in securities, you may do so by providing us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. Receipt of your instruction 15 days prior to the transaction provides the fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the fund and its remaining shareholders.

Despite the fund's right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you to either bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. See "How to Open An Account," page 16. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE


To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee is required when:


     o    redeeming more than $25,000; or

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

Our special shareholder services include:

Automated Information Line

We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

Online Account Access


You may contact us 24 hours a day, seven days a week, at www.americancentury.com to access daily share prices, receive updates on major market indices and view historical performance of the fund. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balance and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.


Open Order Service

Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

Tax-Qualified Retirement Plans

Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o    Individual Retirement Accounts (IRAs);

     o 403(b)plans for employees of public school systems and non-profit organizations; or

     o Profit sharing plans and pension plans for corporations and other employers.

If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

     (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

     (2)  We  reserve  the  right  to  make  changes  to any  stated  investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we also may alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

     (3) Shares being acquired must be qualified for sale in your state of residence.

     (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

     (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.


     (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and manager will not be responsible for any loss due to instructions they reasonably believe are genuine.


     (7)  All  signatures   should  be  exactly  as  the  name  appears  in  the
registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

     (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

     (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

     (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

CAREFULLY REVIEW ALL THE INFORMATION RELATING TO TRANSACTIONS ON YOUR STATEMENTS AND CONFIRMATIONS TO ENSURE THAT YOUR INSTRUCTIONS WERE ACTED ON PROPERLY. PLEASE NOTIFY US IMMEDIATELY IN WRITING IF THERE IS AN ERROR. IF YOU FAIL TO PROVIDE NOTIFICATION OF AN ERROR WITH REASONABLE PROMPTNESS, I.E., WITHIN 30 DAYS OF NON-AUTOMATIC TRANSACTIONS OR WITHIN 30 DAYS OF THE DATE OF YOUR CONSOLIDATED QUARTERLY STATEMENT, IN THE CASE OF AUTOMATIC TRANSACTIONS, WE WILL DEEM YOU TO HAVE RATIFIED THE TRANSACTION.

No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND INSTITUTIONAL ACCOUNTS

Information  contained in our Investor  Services Guide pertains to  shareholders
who  invest   directly   with   American   Century   rather   than   through  an
employer-sponsored retirement plan or through a financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.

ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.


Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.


Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.


We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the funds' net asset value next determined after acceptance on the funds' behalf by such intermediary.


HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:


The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.


The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open.

If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

The net asset values of the Investor Class of the funds are published in leading newspapers daily. The net asset value may be obtained by calling us or by accessing our Web site (www.americancentury.com).

DISTRIBUTIONS

Distributions from net investment income are declared and paid quarterly. Distributions from net realized securities gains, if any, generally are declared and paid annually, usually in December, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.


Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.


A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.


Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.


TAXES

Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS


If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held longer than 12 months but no more than 18 months (28% rate gain) and/or assets held longer than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain (28% or 20% rate gain) to you with respect to such shares.


Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.


Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).


In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed and is not refundable.

Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders generally will recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be considered long-term, subject to tax at a maximum rate of 28% if shareholders have held such shares for a period of more than 12 months but no more than 18 months and long-term, subject to tax at a maximum rate of 20% if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

In addition to the federal income tax consequences described above relating to an investment in a fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.

MANAGEMENT

INVESTMENT MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

The manager supervises and manages the investment portfolio of a fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of a fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in a fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of a funds as necessary between team meetings.

The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:


Peter A. Zuger, Vice President and Portfolio Manager, joined American Century in June 1993 as a Portfolio Manager. Prior to joining American Century, Mr. Zuger served as an investment manager in the Trust Department of NBD Bancorp in Detroit, Michigan. He is a member of the teams that manage Value, Small Cap Value and Equity Income.

Phillip N.  Davidson,  Vice  President and Portfolio  Manager,  joined  American
Century in September 1993 as a Portfolio Manager. Prior to joining American Century, Mr. Davidson served as an investment manager for Boatmen's Trust Company in St. Louis, Missouri. He is a member of the team that manages Value and Equity Income.

R. Todd Vingers, Portfolio Manager, joined American Century in August 1994 as an Investment Analyst, a position he held until February 1998. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Vingers attended the University of Chicago Graduate School of Business from October 1992 to June 1994, where he obtained his MBA degree. He is a member of the team that manages Small Cap Value.


The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.


For the services provided to the Investor Class of the funds, the manager receives an annual fee of 1% of the average net assets of Value and Equity Income and 1.25% of the average net assets of Small Cap Value.


On the first business day of each month, the fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds, and is paid for such services by the manager.

Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.


Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for
(i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its unified fee.


DISTRIBUTION OF FUND SHARES


The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Investor Class of shares does not pay any commissions or sales loads to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.


FURTHER INFORMATION ABOUT AMERICAN CENTURY

American Century Capital Portfolios, Inc., (the "Corporation"), the issuer of the funds, was organized as a Maryland corporation on June 14, 1993.

The corporation is a diversified, open-end management investment company whose shares were first offered for sale September 1, 1993. Its business and affairs are managed by its officers under the direction of its Board of Directors.

The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls:
816-531-5575).


American Century Capital Portfolios, Inc. currently issues four series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

American Century offers four classes of Value and Equity Income: an Investor Class, an Institutional Class, a Service Class, and an Advisor Class. American Century offers three classes of the Real Estate and Small Cap Value funds: an Investor Class, an Institutional Class and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions, or 12b-1 fees.


The other classes of shares are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.


Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.


WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


P.O. Box 419200
Kansas City, Missouri
64141-6200

Investor Services:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113  or 816-444-3485

Fax: 816-340-4655

www.americancentury.com


9702
SH-BKT-7806

                                   PROSPECTUS



                                 June 30, 1998



                                    American
                                    Century
                                     Group


                                     Value
                                Small Cap Value
                                 Equity Income



Institutional Class



                          AMERICAN CENTURY INVESTMENTS

                                FAMILY OF FUNDS


American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS

       BENHAM GROUP          AMERICAN CENTURY GROUP    TWENTIETH CENTURY GROUP

    MONEY MARKET FUNDS         ASSET ALLOCATION &
   GOVERNMENT BOND FUNDS         BALANCED FUNDS
  DIVERSIFIED BOND FUNDS    CONSERVATIVE EQUITY FUNDS       GROWTH FUNDS
   MUNICIPAL BOND FUNDS          SPECIALTY FUNDS         INTERNATIONAL FUNDS


                                    Value
                               Small Cap Value
                                Equity Income



                                   PROSPECTUS


                                 June 30, 1998

                                     VALUE
                                SMALL CAP VALUE
                                 EQUITY INCOME


                              Institutional Class

                   American Century Capital Portfolios, Inc.


American Century Capital Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Three of the funds from our American Century Group that invest in equity securities are described in this Prospectus.


Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

Each fund's shares offered in this Prospectus (the Institutional Class shares) are sold at their net asset value with no sales charges or commissions.

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, endowments, foundations and financial advisors that meet the fundsI minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies or participant-directed employer-sponsored retirement plans.


This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated June 30, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          American Century Investments
                       4500 Main Street o P.O. Box 419385
                Kansas City, Missouri 64141-6385o 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833o In Missouri: 816-444-3038
                            www.americancentury.com

Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY VALUE FUND

The investment objective of Value is long-term capital growth. Income is a secondary objective. The fund seeks to achieve its investment objectives by investing in securities that management believes to be undervalued at the time of purchase.


AMERICAN CENTURY SMALL CAP VALUE FUND

The investment objective of Small Cap Value is long-term capital growth. Income is a secondary objective. The fund seeks to achieve its investment objective by investing primarily in equity securities of companies with smaller market capitalization that management believes to be undervalued at the time of purchase.


AMERICAN CENTURY EQUITY INCOME FUND

The investment objective of Equity Income is the production of current income. Capital appreciation is a secondary objective. The fund attempts to achieve its objectives by investing primarily in income-producing equity securities. In the pursuit of its objectives, the fund seeks a yield that exceeds the yield of securities comprising the Standard & Poor's 500 Composite Stock Price Index.

There is no assurance that the funds will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


TABLE OF CONTENTS

Investment Objectives of the Funds ........................................
Transaction and Operating Expense Table ...................................
Financial Highlights ......................................................
Performance Information of Other Class ....................................

INFORMATION REGARDING THE FUNDS


Investment Policies of the Funds ..........................................
   Value ..................................................................
   Equity Income ..........................................................
   Policies Applicable to Both Funds ......................................
Other Investment Practices, Their Characteristics
   and Risks ..............................................................
   Foreign Securities .....................................................
   Equity Securities ......................................................
   Forward Currency Exchange Contracts ....................................
   Investments in Smaller Companies
   Portfolio Turnover .....................................................
   Repurchase Agreements ..................................................
   Index Futures Contracts ................................................
   Derivative Securities ..................................................
  When-Issued Securities ..................................................
   Investments in Companies with Limited Operating Histories
   Short Sales ............................................................
   Rule 144A Securities ...................................................
Performance Advertising ...................................................


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ..............................................
Investing in American Century .............................................
How to Open an Account ....................................................
           By Mail ........................................................
           By Wire ........................................................
           By Exchange ....................................................
           In Person ......................................................
      Subsequent Investments ..............................................
           By Mail ........................................................
           By Telephone ...................................................
           By Wire ........................................................
           In Person ......................................................
      Automatic Investment Plan ...........................................
Minimum Investment ........................................................
How to Exchange from One Account to Another ...............................
           By Mail ........................................................
           By Telephone ...................................................
How to Redeem Shares ......................................................
           By Mail ........................................................
           By Telephone ...................................................
           By Check-A-Month ...............................................
           Other Automatic Redemptions ....................................
      Redemption Proceeds .................................................
           By Check .......................................................
           By Wire and ACH ................................................
      Special Requirements for Large Redemptions ..........................
Signature Guarantee .......................................................
Special Shareholder Services ..............................................
           Open Order Service .............................................
           Tax-Qualified Retirement Plans .................................
Important Policies Regarding Your Investments .............................
Reports to Shareholders ...................................................
Customers of Banks, Broker-Dealers
  and Other Financial Intermediaries ......................................

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ...............................................................
   When Share Price Is Determined .........................................
   How Share Price Is Determined ..........................................
   Where to Find Information About Share Price ............................
Distributions .............................................................
Taxes .....................................................................
   Tax-Deferred Accounts ..................................................
   Taxable Accounts .......................................................
Management ................................................................
   Investment Management ..................................................
   Code of Ethics .........................................................
   Transfer and Administrative Services ...................................
Distribution of Fund Shares ...............................................
Further Information About American Century ................................


                    TRANSACTION AND OPERATING EXPENSE TABLE


                                                             Value     Small Cap
                                                         Equity Income    Value

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ................       none        none
Maximum Sales Load Imposed on Reinvested Dividends .....       none        none
Deferred Sales Load ....................................       none        none
Redemption Fee .........................................       none        none
Exchange Fee ...........................................       none        none

ANNUAL FUND OPERATING EXPENSES:
(as a percentage of net assets)

Management Fees ........................................       0.80%       1.05%
12b-1 Fees .............................................       none        none
Other Expenses(1) ......................................       0.00%       0.00%
Total Fund Operating Expenses ..........................       0.80%       1.05%

EXAMPLE
You would pay the following expenses on a             1 year     $ 8         $11
$1,000 investment, assuming a 5% annual return       3 years      26          33
and redemption at the end of each time period:       5 years      44          58
                                                    10 years      99         128


(1) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year.

The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

Neither the 5% rate of return nor the expenses shown above should be considered indications of past or future returns and expenses. Actual returns and expenses may be greater or less than those shown.


The shares offered by this Prospectus are Institutional Class shares. The funds offer other classes of shares, one of which is primarily made available to retail investors and two that are primarily made available to institutional investors. The other classes have different fee structures than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page xx.



                              FINANCIAL HIGHLIGHTS

                                     VALUE


The Financial Highlights for the fiscal period ended March 31, 1998 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the funds' annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the period ended March 31, 1998.


                                                                         1998(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period ..............................         --
                                                                           -----
Income From Investment Operations

  Net Investment Income(2) ........................................         --

  Net Realized and Unrealized Gain on Investment
         Transactions .............................................         --
                                                                           -----
  Total From Investment Operations ................................         --
                                                                           -----
Distributions

  From Net Investment Income ......................................         --

  In Excess of Net Investment Income ..............................         --

  From Net Realized Gains on Investment Transactions --
                                                                           -----
  Total Distributions .............................................         --
                                                                           -----
Net Asset Value, End of Period ....................................         --
                                                                           =====
  Total Return(3) .................................................         --

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses to Average Net Assets ...............        --(4)

  Ratio of Net Investment Income to Average Net Assets ............        --(4)

  Portfolio Turnover Rate .........................................         --

  Average Commission Paid per Share of Equity Security
          Traded ..................................................         --

  Net Assets, End of Period (in thousands) ........................         --

----------

(1) July 31, 1997 (commencement of sale of Institutional Class) through March 31, 1998.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.


                              FINANCIAL HIGHLIGHTS

                     PERFORMANCE INFORMATION OF OTHER CLASS

                                     VALUE


The Institutional Class of shares of the fund was established July 31, 1997. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares which have a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

The Financial Highlights for the fiscal year ended March 31, 1998 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the funds' annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal periods ended on or before March
31, 1997 have been audited by other independent auditors. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                                  1998          1997           1996          1995         1994(1)

PER-SHARE DATA

Net Asset Value,  Beginning of Period ....         --     $     6.32     $     5.46     $     4.98     $     5.01
                                             ----------   ----------     ----------     ----------     ----------
Income From Investment Operations

  Net Investment Income(2) ...............         --           0.12           0.13           0.12           0.08

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions .............         --           0.87           1.34           0.75          (0.04)
                                             ----------   ----------     ----------     ----------     ----------
  Total From Investment Operations .......         --           0.99           1.47           0.87           0.04
                                             ----------   ----------     ----------     ----------     ----------
Distributions

  From Net Investment Income .............         --          (0.12)         (0.12)         (0.12)         (0.07)

  In Excess of Net Investment Income .....         --           --            (0.01)          --             --

  From Net Realized Gains on Investment
         Transactions ....................         --          (0.61)         (0.48)         (0.27)          --
                                             ----------   ----------     ----------     ----------     ----------
  Total Distributions ....................         --          (0.73)         (0.61)         (0.39)         (0.07)
                                             ----------   ----------     ----------     ----------     ----------
Net Asset Value, End of Period ...........         --     $     6.58     $     6.32     $     5.46     $     4.98
                                             ==========   ==========     ==========     ==========     ==========
Total Return(3) ..........................         --          15.92%         28.06%         18.56%          0.83%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses to Average
         Net Assets ......................         --           1.00%          0.97%          1.00%          1.00%(4)

  Ratio of Net Investment Income to
                  Average Net Assets .....         --           1.86%          2.17%          2.65%          3.37%(4)

  Portfolio Turnover Rate ................         --            111%           145%            94%            79%

  Average Commission Paid per Share of
         Equity Security Traded ..........         --     $   0.0459     $   0.0409          --(5)          --(5)

  Net Assets, End of Period (in thousands)         --     $1,743,582     $  881,885     $  348,281     $   87,798

----------

(1)  September 1, 1993 (inception), through March 31, 1994.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distribution, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended March 31, 1995.



                     PERFORMANCE INFORMATION OF OTHER CLASS

                                 EQUITY INCOME


The Institutional Class of shares of the fund was established July 31, 1997. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares which have a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the lower expenses.

The Financial Highlights for the fiscal year ended March 31, 1998 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the funds' annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal periods ended on or before March
31, 1997 have been audited by other independent auditors. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                                 1998          1997           1996         1995(1)

PER-SHARE DATA

Net Asset Value,  Beginning of Period ....         --     $     6.10     $     5.42     $     5.00
                                             ----------   ----------     ----------     ----------
Income From Investment Operations

  Net Investment Income(2) ...............         --           0.22           0.20           0.09

  Net Realized and Unrealized Gain on
  Investment Transactions ................         --           0.75           1.13           0.44
                                             ----------   ----------     ----------     ----------
  Total From Investment Operations .......         --           0.97           1.33           0.53
                                             ----------   ----------     ----------     ----------
Distributions

  From Net Investment Income .............         --          (0.21)         (0.19)         (0.09)

  In Excess of Net Investment Income .....         --           --            (0.01)          --

  From Net Realized Gains on Investment
         Transactions ....................         --          (0.55)         (0.45)         (0.02)
                                             ----------   ----------     ----------     ----------
  Total Distributions ....................         --          (0.76)         (0.65)         (0.11)
                                             ----------   ----------     ----------     ----------
Net Asset Value, End of Period ...........         --     $     6.31     $     6.10     $     5.42
                                             ==========   ==========     ==========     ==========
  Total Return(3) ........................         --          16.24%         25.67%         10.69%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses to
         Average Net Assets ..............         --           1.00%          0.98%          1.00%(4)

  Ratio of Net Investment Income to
         Average Net Assets ..............         --           3.46%          3.51%          4.04%(4)

  Portfolio Turnover Rate ................         --            159%           170%            45%

  Average Commission Paid per Share of
         Equity Security Traded ..........         --     $   0.0440     $   0.0378          --(5)

  Net Assets, End of Period (in thousands)         --     $  199,388     $  116,692     $   52,213

----------

(1)  August 1, 1994 (inception), through March 31, 1995.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distribution, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5) Disclosure of average commission paid per investment security traded was not required prior to the year ended March 31, 1995.


INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.


VALUE


The investment objective of Value is long-term capital growth. Income is a secondary objective. The fund seeks to achieve its objectives by investing primarily in equity securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

Securities may be undervalued because they are temporarily out of favor in the market due to market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the issuer of the security or its industry, or because the market has overlooked them. Under normal market conditions, the fund expects to invest at least 80% of the value of its total assets in equity securities. The fund's investments will typically be characterized by lower price-to-earnings, price-to-cash flow and/or price-to-book value ratios relative to the equity market in general. Its investments also may have above-average current dividend yields.

It is management's intention that the fund will primarily consist of domestic equity securities. However, the fund also may invest in other types of domestic or foreign securities consistent with the accomplishment of the fund's objective. The other securities the fund may invest in are convertible securities (see "Other Investment Practices, Their Characteristics and Risks-Equity Securities," page xx), preferred stocks, bonds, notes and debt securities of companies and debt obligations of governments and their agencies. Investments in these securities will be made when the manager believes that the total return potential on these securities equals or exceeds the potential return on common stocks.


SMALL CAP VALUE


The investment objective of Small Cap Value is long-term capital growth. Income is a secondary objective. The Fund seeks to achieve its objectives by investing primarily in equity securities of companies with smaller market capitalizations that are believed by management to be undervalued at the time of purchase.

Securities may be undervalued because they are temporarily out of favor in the market due to market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the issuer of the security or its industry, or because the market has overlooked them. Under normal market conditions, the fund expects to invest at least 80% of the value of its total assets in equity securities. The fund's investments will typically be characterized by lower price-to-earnings, price-to-cash flow and/or price-to-book value ratios relative to the equity market in general. Its investments also may have above-average current dividend yields relative to other smaller capitalization investments.

The fund will invest its assets primarily in equity securities of companies with smaller market capitalizations. A company shall be considered to have a smaller market capitalization if, at the time of investment, it has a market capitalization which is not greater than the market capitalization of the largest company contained in the S&P/Barra Small-Cap 600 Value Index. The
S&P/Barra Small-Cap 600 Value Index is a stock index which tracks the performance of equity securities of smaller capitalization companies contained in the S&P Small Cap 600 Index which have lower price-to-book value ratios and, thus, may be more attractive to investors using the value style of investing. As of December 31, 1997, the largest company contained in the S&P/Barra Small-Cap 600 Value Index had a market capitalization of approximately $2.3 billion, while the median company contained in the index had a market capitalization of approximately $387 million.

It is management's intention that the fund will primarily consist of domestic equity securities. However, the fund also may invest in other types of domestic or foreign securities consistent with the accomplishment of the fund's objective. The other securities the fund may invest in are convertible securities (see "Other Investment Practices, Their Characteristics and Risks--Equity Securities," page --) preferred stocks, bonds, notes and debt securities of companies and debt obligations of governments and their agencies. Investments in these securities will be made when the manager believes that the total return potential on these securities equals or exceeds the potential return on common stocks.


EQUITY INCOME

The investment objective of Equity Income is the production of current income. Capital appreciation is a secondary objective of the fund. The fund seeks to achieve its objectives by screening companies primarily for favorable dividend paying history (yield) and prospects for continuing and/or increasing dividend paying ability and secondarily for capital appreciation potential. The fund seeks a yield that exceeds the yield of securities comprising the S&P 500. Total return for the fund will consist primarily of dividend income and secondarily of capital appreciation (or depreciation).

Under normal circumstances, the fund will invest at least 65% of the fund's total assets in equity securities and at least 85% of the fund's total assets will be invested in income-paying securities. The fund's portfolio will consist primarily of domestic securities.


POLICIES APPLICABLE TO ALL FUNDS


Each fund's holdings will be spread among industry groups that meet its investment criteria to help reduce certain of the risks inherent in common stock investments. These investments will primarily be securities listed on major exchanges or traded in the over-the-counter markets.

Income is a primary or secondary objective of each fund. As a result, a portion of the portfolio of each fund may consist of fixed income securities.

The value of fixed income securities fluctuates based on changes in interest rates and in the credit quality of the issuer. Debt securities that comprise part of a fund's fixed income portfolio will primarily be limited to "investment grade" obligations. However, each fund may invest up to 5% of its assets in "high yield" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the investment manager. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

"High yield" securities, sometimes referred to as "junk bonds," are higher risk,
non-convertible   debt   obligations  that  are  rated  below  investment  grade
securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed income securities in which the high yield portion of a fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objective of the fund (see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information).

The funds will not necessarily dispose of high yield securities if the aggregate value of such securities exceeds 5% of a fund's assets, if such level is exceeded as a result of market appreciation of the value of such securities or market depreciation of the value of the other assets of the fund. Rather, the manager will cease purchasing any additional high yield securities until the value of such securities is less than 5% of the fund's assets and will monitor such investments to determine whether continuing to hold such investments is likely to assist the fund in meeting its investment objectives.

In addition, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of that fund's shares.

Notwithstanding the fact the funds will primarily invest in equity securities, under exceptional market or economic conditions, the funds may temporarily invest all or a substantial portion of their assets in cash or investment grade short-term securities (denominated in U.S. dollars or foreign currencies).

To the extent that a fund assumes a defensive position, it will not be investing for capital growth.


OTHER INVESTMENT PRACTICES, THEIR
CHARACTERISTICS AND RISKS

For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.


FOREIGN SECURITIES

Each fund may invest up to 25% of its assets in the securities of foreign issuers, including debt securities of foreign governments and their agencies, when these securities meet its standards of selection. The manager defines "foreign issuer" as an issuer of securities that is domiciled outside the United States, derives at least 50% of its total revenue from production or sales outside of the United States, and/or whose principal trading market is outside the United States. The principal business activities of such issuers will be located in developed countries.


The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. Depositary receipts or depositary shares or similar instruments (collectively "depositary receipts") are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.


Subject to their individual investment objectives and policies, the funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, and debt securities of foreign governments and their agencies. The funds will limit their purchase of debt securities to investment-grade obligations.


Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, clearance and settlement risk, reduced availability of public information concerning issuers, and the lack of uniform accounting, auditing, financial reporting standards and practices and requirements comparable to those applicable to domestic issuers.


EQUITY SECURITIES

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.


Each fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the manager. A fund's investments in convertible debt securities and other high yield, non-convertible debt securities rated below investment grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment grade" obligations. These securities have speculative characteristics and present more credit risk than investment grade obligations. For a description of the S&P and Moody's ratings categories, see "An Explanation of Fixed Income Securities Ratings," in the Statement of Additional Information. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in the following section, are an example of the type of derivative security in which the fund might invest.


FORWARD CURRENCY EXCHANGE CONTRACTS


Some of the foreign securities held by the funds may be denominated in foreign currencies. Other securities, such as depositary receipts, may be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of a fund.


To protect against adverse movements in exchange rates between currencies, the funds may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect a fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.


INVESTMENTS IN SMALLER COMPANIES

Small Cap Value will invest primarily in securities of companies having smaller market capitalizations. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, the securities of such companies may be more likely to be delisted from trading on their primary exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and this volatility and limited liquidity may be reflected in the net asset value of the fund.


PORTFOLIO TURNOVER


The total portfolio turnover rates of the funds are shown in the Financial Highlights tables of this Prospectus.


Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's investment objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be anticipated.


The portfolio turnover of a fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions that the funds pay directly. Higher portfolio turnover also may increase the likelihood that the capital gains, if any, realized and distributed by the fund will include short-term capital gains, which are taxable as ordinary income. See "Taxes," page --.


REPURCHASE AGREEMENTS

Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions only with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.


FUTURES CONTRACTS

Each fund may enter into domestic stock futures contracts. A futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period.

Rather than actually purchasing the specific financial assets, or the securities of a market index, the manager may purchase a futures contract, which reflects the value of such underlying securities. For example, S&P 500 futures reflect the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the underlying index securities increases or decreases during the contract period, the value of the S&P 500 futures can be expected to reflect such increase or decrease. As a result, the manager is able to expose to the equity markets cash that is maintained by the funds to meet anticipated redemptions or held for future investment opportunities. Because futures generally settle within a day from the date they are closed out (compared with three days for the types of equity securities primarily invested in by the funds) the manager believes that this use of futures allows the funds to effectively be fully invested in equity securities while maintaining the liquidity needed by the funds.


When a fund enters into a futures contract, it must make deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the underlying financial assets fluctuates, the parties to the contract are required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. Assets set aside by a fund as initial or variation margin may not be disposed of so long as the fund maintains the contract.

The funds may not purchase leveraged futures. A fund will deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fluctuating market value of the index futures contracts it has purchased, less any margin deposited on its position. The funds will only invest in exchange-traded futures. In addition, the value of futures contracts purchased by a fund may not exceed 5% of the fund's total assets.

DERIVATIVE SECURITIES


To the extent permitted by its investment objectives and policies, a fund may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).


Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the S&P 500 Index would be a permissible investment because each of the funds may invest in the securities of companies comprising the S&P 500 Index (assuming they otherwise meet the other requirements for the fund), while a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There is a range of risks associated with derivative investments, including but not limited to:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there will be no liquid secondary market, or the possibility that price fluctuation limits will be imposed by the relevant exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument will result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.


The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

WHEN-ISSUED SECURITIES


Each of the funds may sometimes purchase new issues of securities on a when-issued basis or forward commitment basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


SHORT SALES


A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.

INVESTMENTS IN COMPANIES WITH LIMITED OPERATING HISTORIES

The funds may invest in the securities of issuers with limited operating histories. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

A fund will not invest more than 5% of its total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.


RULE 144A SECURITIES

The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 10% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

PERFORMANCE ADVERTISING


From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Institutional Class and for the other classes.


Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

A quotation of yield reflects a fund's income over a stated period of time expressed as a percentage of the fund's share price.


Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.


Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.


The funds also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations such as Lipper Analytical Services or Donoghue's Money Fund Report and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performanceincluding the Standard and Poor's 500 Index, the Dow Jones Industrial Average, the S&P/Barra Value Index (with regard to Value), the S&P/Barra Small-Cap 600 Value Index (with regard to Small Cap Value) and the Lipper Equity Income Fund Index (with regard to Equity Income). Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance also may be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

The  funds  offered  by  this  Prospectus  are a part  of the  American  Century
Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-3533 for a brochure or prospectuses for the other funds in the American Century Investments family.


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.


INVESTING IN AMERICAN CENTURY

The following sections explain how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Minimum Investment," page xx and "Customers of Banks, Broker-Dealers and Other Financial Intermediaries," page xx.

HOW TO OPEN AN ACCOUNT

To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

You may invest in the following ways:

By Mail

Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

By Wire

You may make your initial investment by wiring funds. To do so, call us or mail a completed application and provide your bank with the following information:

o        Receiving bank and routing number:
         Commerce Bank, N.A. (101000019)

o        Beneficiary (BNF):
         American Century Services Corporation
         4500 Main St., Kansas City, Missouri 64111

o        Beneficiary account number (BNF ACCT):
         2804918

o        Reference for Beneficiary (RFB):
         American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o        Originator to Beneficiary (OBI):
         Name and address of owner of account into which you are investing.

o        Bank to Bank Information
         (BBI or Free Form Text):

o        Taxpayer identification or Social Security number.

o If more than one account, account numbers and amount to be invested in each account.


o        Current tax year, previous tax year or rollover  designation if an IRA.
         Specify whether traditional IRA, Roth IRA, Education IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.


By Exchange

Call 1-800-345-3533 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

In Person


If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     4917 Town Center Drive
     Leawood, Kansas 66211

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222


SUBSEQUENT INVESTMENTS

Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments is $250 for checks submitted without the investment slip portion of a previous statement or confirmation and $50 for all other types of subsequent investments.

By Mail


When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)


By Telephone

Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Institutional Service Representative or use our Automated Information Line.

By Wire

You  may  make  subsequent   investments  by  wire.  Follow  the  wire  transfer
instructions on page xx and indicate your account number.

In Person

You may make subsequent investments in person at one of our Investor Centers. The locations of our Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call an Institutional Service Representative.

MINIMUM INVESTMENT

The  minimum   investment  is  $5  million  ($3  million  for   endowments   and
foundations). If you invest with us through a bank, broker-dealer or other financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class shares.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the fund's net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by American Century Target Maturities Trust and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page xx.

For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.


If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions. See "Special Requirements for Large Redemptions," page xx.



By Mail

You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

By Telephone

You can make exchanges over the telephone if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-3533 to get the appropriate form.

HOW TO REDEEM SHARES

We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

By Mail

Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page xx.

By Telephone

If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Institutional Service Representative.

By Check-A-Month

You may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

Other Automatic Redemptions

You may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call an Institutional Service Representative.

REDEMPTION PROCEEDS

Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

Redemption proceeds may be sent to you in one of the following ways:

By Check

Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

By Wire and ACH

You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS


We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash, with respect to any one participant account during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

If payment is made in securities, the securities, selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided to the redeeming plan participant or financial intermediary in lieu of cash without prior notice.

If you expect to make a large redemption and would like to avoid any possibility of being paid in securities, you may do so by providing us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. Receipt of your instruction 15 days prior to the transaction provides the fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the fund and its remaining shareholders.


Despite the fund's right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

SIGNATURE GUARANTEE


To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee is required when:


     o    redeeming more than $25,000; or

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

Our special shareholder services include:

Open Order Service

Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

Tax-Qualified Retirement Plans

Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o    Individual Retirement Accounts (IRAs);

     o 403(b)plans for employees of public school systems and non-profit organizations; or

     o Profit sharing plans and pension plans for corporations and other employers.

If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

     (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

     (2)  We  reserve  the  right  to  make  changes  to any  stated  investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we also may alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

     (3) Shares being acquired must be qualified for sale in your state of residence.

     (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

     (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

     (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and manager will not be responsible for any loss due to instructions they reasonably believe are genuine.

     (7)  All  signatures   should  be  exactly  as  the  name  appears  in  the
registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

     (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You also may use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

     (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

     (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

CAREFULLY REVIEW ALL THE INFORMATION RELATING TO TRANSACTIONS ON YOUR STATEMENTS AND CONFIRMATIONS TO ENSURE THAT YOUR INSTRUCTIONS WERE ACTED ON PROPERLY. PLEASE NOTIFY US IMMEDIATELY IN WRITING IF THERE IS AN ERROR. IF YOU FAIL TO PROVIDE NOTIFICATION OF AN ERROR WITH REASONABLE PROMPTNESS, I.E., WITHIN 30 DAYS OF NON-AUTOMATIC TRANSACTIONS OR WITHIN 30 DAYS OF THE DATE OF YOUR CONSOLIDATED QUARTERLY STATEMENT, IN THE CASE OF AUTOMATIC TRANSACTIONS, WE WILL DEEM YOU TO HAVE RATIFIED THE TRANSACTION.

No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

CUSTOMERS OF BANKS, BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Information  contained in our Investor  Services Guide pertains to  shareholders
who  invest  directly  with  American   Century  rather  than  through  a  bank,
broker-dealer or other financial intermediary.

If you own or are considering purchasing fund shares through a bank, broker-dealer, or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your financial intermediary.

ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.


Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

If you invest in fund shares through a bank, financial advisor or other financial intermediary, it is the responsibility of your financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transaction in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.


We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds haveauthorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the funds' net asset value next determined after acceptance on the funds' behalf by such intermediary.


HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:

The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.


The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

The net asset values of the Investor Class are published in leading newspapers daily. The net asset value of the Institutional Class of each fund may be obtained by calling us.

DISTRIBUTIONS

Distributions from net investment income are declared and paid quarterly. Distributions from net realized securities gains, if any, generally are declared and paid annually, usually in December, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.


Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.


A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.


Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.


TAXES

Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan(excluding participant-directed employer-sponsored retirement plans, which are ineligible to invest in Institutional Class shares), income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

TAXABLE ACCOUNTS


If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held longer than 12 months but no more than 18 months (28% rate gain) and/or assets held longer than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain (28% or 20% rate gain) to you with respect to such shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).


In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we or your financial intermediaryare required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.


Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders generally will recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be considered long-term, subject to tax at a maximum rate of 28% if shareholders have held such shares for a period of more than 12 months but no more than 18 months and long-term, subject to tax at a maximum rate of 20% if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

In addition to the federal income tax consequences described above relating to an investment in a fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.


MANAGEMENT

INVESTMENT MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

The manager supervises and manages the investment portfolio of a fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of a fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in a fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of a funds as necessary between team meetings.

The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:


Peter A. Zuger, Vice President and Portfolio Manager, joined American Century in June 1993 as a Portfolio Manager. Prior to joining American Century, Mr. Zuger served as an investment manager in the Trust Department of NBD Bancorp in Detroit, Michigan. He is a member of the teams that manage Value, Small Cap Value and Equity Income.

Phillip N.  Davidson,  Vice  President and Portfolio  Manager,  joined  American
Century in September 1993 as a Portfolio Manager. Prior to joining American Century, Mr. Davidson served as an investment manager for Boatmen's Trust Company in St. Louis, Missouri. He is a member of the team that manages Value and Equity Income.

R. Todd Vingers, Portfolio Manager, joined American Century in August 1994 as an Investment Analyst, a position he held until February 1998. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Vingers attended the University of Chicago Graduate School of Business from October 1992 to June 1994, where he obtained his MBA degree. He is a member of the team that manages Small Cap Value.


The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.


For the services provided to the Institutional Class of the funds, the manager receives an annual fee of 0.80% of the average net assets of Value and Equity Income and 1.05% of the average net assets of Small Cap Value.


On the first business day of each month, each fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for each fund by the aggregate average daily closing value of each fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds, and is paid for such services by the manager.


Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.


Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.


Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for
(i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its unified fee.

DISTRIBUTION OF FUND SHARES

The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Institutional Class of shares does not pay any commissions or sales loads to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.


FURTHER INFORMATION ABOUT AMERICAN CENTURY

American Century Capital Portfolios, Inc., (the "Corporation"), the issuer of the funds, was organized as a Maryland corporation on June 14, 1993.

The corporation is a diversified, open-end management investment company whose shares were first offered for sale September 1, 1993. Its business and affairs are managed by its officers under the direction of its Board of Directors.

The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls:
816-531-5575).


American Century Capital Portfolios, Inc. currently issues four series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

American Century offers four classes of Value and Equity Income: an Investor Class, an Institutional Class, a Service Class, and an Advisor Class. American Century offers three classes of the Real Estate and Small Cap Value funds: an Investor Class, an Institutional Class, and an Advisor Class. The shares offered by this Prospectus are Institutional Class shares and have no up-front charges, commissions, or 12b-1 fees.


The Investor Class is primarily made available to retail investors. The Service Class and Advisor Class are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.


Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.


We reserve the right to change any of our policies, practices and procedures described in this Prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.


P.O. Box 419385
Kansas City, Missouri
64141-6385

Institutional Services:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-444-3038

Fax: 816-340-4655

www.americancentury.com

                                   PROSPECTUS


                                 June 30, 1998


                                    American
                                    Century
                                     Group


                                     Value
                                Small Cap Value
                                 Equity Income



Advisor Class



                          AMERICAN CENTURY INVESTMENTS

                                FAMILY OF FUNDS

American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS

       BENHAM GROUP          AMERICAN CENTURY GROUP    TWENTIETH CENTURY GROUP

    MONEY MARKET FUNDS         ASSET ALLOCATION &
   GOVERNMENT BOND FUNDS         BALANCED FUNDS
  DIVERSIFIED BOND FUNDS    CONSERVATIVE EQUITY FUNDS       GROWTH FUNDS
   MUNICIPAL BOND FUNDS          SPECIALTY FUNDS         INTERNATIONAL FUNDS

                                    Value
                               Small Cap Value
                                Equity Income


                                   PROSPECTUS


                                 June 30, 1998

                    Value * Small Cap Value * Equity Income


                                 Advisor Class

                   American Century Capital Portfolios, Inc.


American Century Capital Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load or low-load mutual funds covering a variety of investment opportunities. Three of the funds from our American Century Group that invest in equity securities are described in this Prospectus.


Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

Each fund's shares offered in this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The Advisor Class shares are subject to Rule 12b-1 shareholder services and distribution fees as described in this Prospectus.

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.


This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated June 30, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          American Century Investments
                       4500 Main Street o P.O. Box 419385
                Kansas City, Missouri 64141-6385o 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833o In Missouri: 816-444-3038
                            www.americancentury.com

Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY VALUE FUND

The investment objective of Value is long-term capital growth. Income is a secondary objective. The fund seeks to achieve its investment objectives by investing in securities that management believes to be undervalued at the time of purchase.


AMERICAN CENTURY SMALL CAP VALUE FUND

The investment objective of Small Cap Value is long-term capital growth. Income is a secondary objective. The fund seeks to achieve its investment objective by investing primarily in equity securities of companies with smaller market capitalization that management believes to be undervalued at the time of purchase.


AMERICAN CENTURY EQUITY INCOME FUND

The investment objective of Equity Income is the production of current income. Capital appreciation is a secondary objective. The fund attempts to achieve its objectives by investing primarily in income-producing equity securities. In the pursuit of its objectives, the fund seeks a yield that exceeds the yield of securities comprising the Standard & Poor's 500 Composite Stock Price Index.


There is no assurance that the funds will achieve their investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

                               TABLE OF CONTENTS

Investment Objectives of the Funds ........................................
Transaction and Operating Expense Table ...................................
Financial Highlights ......................................................
Performance Information of Other Class ....................................

INFORMATION REGARDING THE FUNDS


Investment Policies of the Funds ..........................................
   Value ..................................................................
   Small Cap Value
   Equity Income ..........................................................
   Policies Applicable to All Funds .......................................
Other Investment Practices, Their Characteristics
   and Risks ..............................................................
   Foreign Securities .....................................................
   Equity Securities ......................................................
   Forward Currency Exchange Contracts ....................................
   Investments in Smaller Companies .......................................
   Portfolio Turnover .....................................................
   Repurchase Agreements ..................................................
   Futures Contracts ......................................................
   Derivative Securities ..................................................
   When-Issued Securities .................................................
   Investments in Companies with Limited Operating Histories
   Short Sales ............................................................
   Rule 144A Securities ...................................................
Performance Advertising ...................................................


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

How to Purchase and Sell American
   Century Funds ..........................................................
How to Exchange from One American
   Century Fund to Another ................................................
How to Redeem Shares ......................................................
   Special Requirements for Large Redemptions .............................
Telephone Services ........................................................
   Investors Line .........................................................

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ...............................................................
   When Share Price Is Determined .........................................
   How Share Price Is Determined ..........................................
   Where to Find Information About Share Price ............................
Distributions .............................................................
Taxes .....................................................................
   Tax-Deferred Accounts ..................................................
   Taxable Accounts .......................................................
Management ................................................................
   Investment Management ..................................................
   Code of Ethics .........................................................
   Transfer and Administrative Services ...................................
Distribution Fees .........................................................
   Service and Distribution Fees ..........................................
Further Information About American Century ................................

                    TRANSACTION AND OPERATING EXPENSE TABLE


                                                              Value    Small Cap
                                                          Equity Income   Value

SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases ....................    none      none
Maximum Sales Load Imposed on Reinvested Dividends .........    none      none
Deferred Sales Load ........................................    none      none
Redemption Fee(1) ..........................................    none      none
Exchange Fee ...............................................    none      none

ANNUAL FUND OPERATING EXPENSES:
(as a percentage of net assets)
Management Fees ............................................    0.75%     1.00%
12b-1 Fees(1) ..............................................    0.50%     0.50%
Other Expenses(2) ..........................................    0.00%     0.00%
Total Fund Operating Expenses ..............................    1.25%     1.50%

EXAMPLE
You would pay the following expenses on a                1 year  $13      $15
$1,000 investment, assuming a 5% annual return          3 years   40       47
and redemption at the end of each time period:          5 years   68       81
                                                       10 years  150      178
----------


(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page xx.

(2) Other expenses, which includes the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year.

The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

Neither the 5% rate of return nor the expenses shown above should be considered indications of past or future returns and expenses. Actual returns and expenses may be greater or less than those shown.


The shares offered by this Prospectus are Advisor Class shares. The funds offer three other classes of shares, one of which is primarily made available to retail investors and two that are primarily made available to institutional investors. The other classes have different fee structures than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page xx.



                              FINANCIAL HIGHLIGHTS

                                     VALUE


The Financial Highlights for the fiscal year ended March 31, 1998 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the funds' annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the period ended March 31, 1997 have been audited by other independent auditors. The information presented is for a share outstanding throughout the period ended March 31, except as noted.


                                                               1998        1997(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period ..................           --    $       6.71
                                                          ------------  ------------
Income From Investment Operations

  Net Investment Income(2) ............................           --            0.05

  Net Realized and Unrealized Gain on Investment
         Transactions .................................           --            0.48
                                                          ------------  ------------
  Total From Investment Operations ....................           --            0.53
                                                          ------------  ------------
Distributions

  From Net Investment Income ..........................           --           (0.05)

  In Excess of Net Investment Income ..................           --            --

  From Net Realized Gains on Investment Transactions ..           --           (0.61)
                                                          ------------  ------------
  Total Distributions .................................           --           (0.66)
                                                          ------------  ------------
Net Asset Value, End of Period ........................           --    $       6.58
                                                          ============  ============

  Total Return(3) .....................................           --            8.07%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses to Average Net Assets ...           --            1.25%(4)

  Ratio of Net Investment Income to Average Net Assets            --            1.50%(4)

  Portfolio Turnover Rate .............................           --             111%

  Average Commission Paid per Share of Equity Security
          Traded ......................................           --    $     0.0459

  Net Assets, End of Period (in thousands) ............           --    $     29,250
----------

(1) October 2, 1996 (commencement of sale of Advisor Class) through March 31, 1997.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.


                              FINANCIAL HIGHLIGHTS

                                 EQUITY INCOME


The Financial Highlights for the fiscal year ended March 31, 1998 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the funds' annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the period ended March 31, 1997 have been audited by other independent auditors. The information presented is for a share outstanding throughout the period ended March 31, except as noted.


                                                                     1998    1997(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period ...........................      --     $  6.57
                                                                   -------   -------
Income From Investment Operations

  Net Investment Income(2) .....................................      --        0.02

  Net Realized and Unrealized (Loss) on Investment Transactions       --       (0.21)
                                                                   -------   -------
  Total From Investment Operations .............................      --       (0.19)
                                                                   -------   -------
Distributions

  From Net Investment Income ...................................      --       (0.07)

  In Excess of Net Investment Income ...........................      --        --
                                                                   -------   -------
  From Net Realized Gains on Investment Transactions ...........      --        --
                                                                   -------   -------
  Total Distributions ..........................................      --       (0.07)
                                                                   =======   =======
Net Asset Value, End of Period .................................      --     $  6.31

  Total Return(3) ..............................................      --       (2.89)%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses to Average Net Assets ............      --        1.25%(4)

  Ratio of Net Investment Income to Average Net Assets .........      --        1.64%(4)

  Portfolio Turnover Rate ......................................      --         159%

  Average Commission Paid per Share of Equity Security Traded         --     $0.0440

  Net Assets, End of Period (in thousands) .....................      --     $    18
----------

(1)  March 7, 1997  (commencement  of sale of Advisor  Class)  through March 31,
     1997.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.


                              FINANCIAL HIGHLIGHTS

                     PERFORMANCE INFORMATION OF OTHER CLASS

                                     VALUE


The Advisor Class of shares of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares which have a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

The Financial Highlights for the fiscal year ended March 31, 1998 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the funds' annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal periods ended on or before March
31, 1997 have been audited by other independent auditors. The information presented is for a share outstanding throughout the years ended March 31, except as noted.



                                                 1998           1997                 1996               1995           1994(1)

PER-SHARE DATA

Net Asset Value,  Beginning of Period ....         --     $          6.32     $          5.46   $          4.98 $          5.01
                                             ----------   ---------------     ---------------   --------------- ---------------
Income From Investment Operations

  Net Investment Income(2) ...............         --                0.12                0.13              0.12            0.08

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions .............         --                0.87                1.34              0.75           (0.04)
                                             ----------   ---------------     ---------------   --------------- ---------------
  Total From Investment Operations .......         --                0.99                1.47              0.87            0.04
                                             ----------   ---------------     ---------------   --------------- ---------------
Distributions

  From Net Investment Income .............         --               (0.12)              (0.12)            (0.12)          (0.07)

  In Excess of Net Investment Income .....         --                --                 (0.01)             --              --

  From Net Realized Gains on Investment
         Transactions ....................         --               (0.61)              (0.48)            (0.27)           --
                                             ----------   ---------------     ---------------   --------------- ---------------
  Total Distributions ....................         --               (0.73)              (0.61)            (0.39)          (0.07)
                                             ----------   ---------------     ---------------   --------------- ---------------
Net Asset Value, End of Period ...........         --     $          6.58     $          6.32   $          5.46 $          4.98
                                             ==========   ===============     ===============   =============== ===============
Total Return(3) ..........................         --               15.92%              28.06%            18.56%           0.83%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses to Average
         Net Assets ......................         --                1.00%               0.97%             1.00%           1.00%(4)

  Ratio of Net Investment Income to
                  Average Net Assets .....         --                1.86%               2.17%             2.65%           3.37%(4)

  Portfolio Turnover Rate ................         --                 111%                145%               94%             79%

  Average Commission Paid per Share of
         Equity Security Traded ..........         --     $        0.0459     $        0.0409             --(5)           --(5)

  Net Assets, End of Period (in thousands)         --     $     1,743,582     $       881,885   $       348,281 $        87,798

----------

(1)  September 1, 1993 (inception), through March 31, 1994.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distribution, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5) Disclosure of average commission paid per share of equity security traded was not required prior to the year ended March 31, 1995.



                     PERFORMANCE INFORMATION OF OTHER CLASS

                                 EQUITY INCOME


The Advisor Class of shares of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares which have a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

The Financial Highlights for the fiscal year ended March 31, 1998 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the funds' annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal periods ended on or before March
31, 1997 have been audited by other independent auditors. The information presented is for a share outstanding throughout the years ended March 31, except as noted.


                                                  1998          1997           1996        1995(1)

PER-SHARE DATA

Net Asset Value,  Beginning of Period ....         --     $     6.10     $     5.42     $     5.00
                                             ----------   ----------     ----------     ----------
Income From Investment Operations

  Net Investment Income(2) ...............         --           0.22           0.20           0.09

  Net Realized and Unrealized Gain on
  Investment Transactions ................         --           0.75           1.13           0.44
                                             ----------   ----------     ----------     ----------
  Total From Investment Operations .......         --           0.97           1.33           0.53
                                             ----------   ----------     ----------     ----------
Distributions

  From Net Investment Income .............         --          (0.21)         (0.19)         (0.09)

  In Excess of Net Investment Income .....         --           --            (0.01)          --

  From Net Realized Gains on Investment
         Transactions ....................         --          (0.55)         (0.45)         (0.02)
                                             ----------   ----------     ----------     ----------
  Total Distributions ....................         --          (0.76)         (0.65)         (0.11)
                                             ----------   ----------     ----------     ----------
Net Asset Value, End of Period ...........         --     $     6.31     $     6.10     $     5.42
                                             ==========   ==========     ==========     ==========
  Total Return(3) ........................         --          16.24%         25.67%         10.69%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses to
         Average Net Assets ..............         --           1.00%          0.98%          1.00%(4)

  Ratio of Net Investment Income to
         Average Net Assets ..............         --           3.46%          3.51%          4.04%(4)

  Portfolio Turnover Rate ................         --            159%           170%            45%

  Average Commission Paid per Share of
         Equity Security Traded ..........         --     $   0.0440     $   0.0378          --(5)

  Net Assets, End of Period (in thousands)         --     $  199,388     $  116,692     $   52,213

----------

(1)  August 1, 1994 (inception), through March 31, 1995.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distribution, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5) Disclosure of average commission paid per investment security traded was not required prior to the year ended March 31, 1995.


INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

  The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

VALUE

The investment objective of Value is long-term capital growth. Income is a secondary objective. The fund seeks to achieve its objectives by investing primarily in equity securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

Securities may be undervalued because they are temporarily out of favor in the market due to market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the issuer of the security or its industry, or because the market has overlooked them. Under normal market conditions, the fund expects to invest at least 80% of the value of its total assets in equity securities. The fund's investments will typically be characterized by lower price-to-earnings, price-to-cash flow and/or price-to-book value ratios relative to the equity market in general. Its investments also may have above-average current dividend yields.

It is management's intention that the fund will primarily consist of domestic equity securities. However, the fund also may invest in other types of domestic or foreign securities consistent with the accomplishment of the fund's objective. The other securities the fund may invest in are convertible securities (see "Other Investment Practices, Their Characteristics and Risks-Equity Securities," page xx), preferred stocks, bonds, notes and debt securities of companies and debt obligations of governments and their agencies. Investments in these securities will be made when the manager believes that the total return potential on these securities equals or exceeds the potential return on common stocks.


SMALL CAP VALUE

The investment objective of Small Cap Value is long-term capital growth. Income is a secondary objective. The Fund seeks to achieve its objectives by investing primarily in equity securities of companies with smaller market capitalizations that are believed by management to be undervalued at the time of purchase.

Securities may be undervalued because they are temporarily out of favor in the market due to market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the issuer of the security or its industry, or because the market has overlooked them. Under normal market conditions, the fund expects to invest at least 80% of the value of its total assets in equity securities. The fund's investments will typically be characterized by lower price-to-earnings, price-to-cash flow and/or price-to-book value ratios relative to the equity market in general. Its investments also may have above-average current dividend yields relative to other smaller capitalization investments.

The fund will invest its assets primarily in equity securities of companies with smaller market capitalizations. A company shall be considered to have a smaller market capitalization if, at the time of investment, it has a market capitalization which is not greater than the market capitalization of the largest company contained in the S&P/Barra Small-Cap 600 Value Index. The
S&P/Barra Small-Cap 600 Value Index is a stock index which tracks the performance of equity securities of smaller capitalization companies contained in the S&P Small Cap 600 Index which have higher book value-to-price ratios and, thus, may be more attractive to investors using the value style of investing. As of December 31, 1997, the largest company contained in the S&P/Barra Small-Cap 600 Value Index had a market capitalization of approximately $2.3 billion, while the median company contained in the index had a market capitalization of approximately $387 million.

It is management's intention that the fund will primarily consist of domestic equity securities. However, the fund also may invest in other types of domestic or foreign securities consistent with the accomplishment of the fund's objective. The other securities the fund may invest in are convertible securities (see "Other Investment Practices, Their Characteristics and Risks--Equity Securities," page --) preferred stocks, bonds, notes and debt securities of companies and debt obligations of governments and their agencies. Investments in these securities will be made when the manager believes that the total return potential on these securities equals or exceeds the potential return on common stocks.


EQUITY INCOME

The investment objective of Equity Income is the production of current income. Capital appreciation is a secondary objective of the fund. The fund seeks to achieve its objectives by screening companies primarily for favorable dividend paying history (yield) and prospects for continuing and/or increasing dividend paying ability and secondarily for capital appreciation potential. The fund seeks a yield that exceeds the yield of securities comprising the S&P 500. Total return for the fund will consist primarily of dividend income and secondarily of capital appreciation (or depreciation).

Under normal circumstances, the fund will invest at least 65% of the fund's total assets in equity securities and at least 85% of the fund's total assets will be invested in income-paying securities. The fund's portfolio will consist primarily of domestic securities.


POLICIES APPLICABLE TO ALL FUNDS


Each fund's holdings will be spread among industry groups that meet its investment criteria to help reduce certain of the risks inherent in common stock investments. These investments will primarily be securities listed on major exchanges or traded in the over-the-counter markets.

Income is a primary or secondary objective of each fund. As a result, a portion of the portfolio of each fund may consist of fixed income securities.

The value of fixed income securities fluctuates based on changes in interest rates and in the credit quality of the issuer. Debt securities that comprise part of a fund's fixed income portfolio will primarily be limited to "investment grade" obligations. However, each fund may invest up to 5% of its assets in "high yield" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the investment manager. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

"High yield" securities, sometimes referred to as "junk bonds," are higher risk,
non-convertible   debt   obligations  that  are  rated  below  investment  grade
securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed income securities in which the high yield portion of a fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objective of the fund (see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information).

The funds will not necessarily dispose of high yield securities if the aggregate value of such securities exceeds 5% of a fund's assets, if such level is exceeded as a result of market appreciation of the value of such securities or market depreciation of the value of the other assets of the fund. Rather, the manager will cease purchasing any additional high yield securities until the value of such securities is less than 5% of the fund's assets and will monitor such investments to determine whether continuing to hold such investments is likely to assist the fund in meeting its investment objectives.

In addition, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of that fund's shares.

Notwithstanding the fact the funds will primarily invest in equity securities, under exceptional market or economic conditions, the funds may temporarily invest all or a substantial portion of their assets in cash or investment grade short-term securities (denominated in U.S. dollars or foreign currencies).

To the extent that a fund assumes a defensive position, it will not be investing for capital growth.

OTHER INVESTMENT PRACTICES, THEIR
CHARACTERISTICS AND RISKS

For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

FOREIGN SECURITIES

Each fund may invest up to 25% of its assets in the securities of foreign issuers, including debt securities of foreign governments and their agencies, when these securities meet its standards of selection. The manager defines "foreign issuer" as an issuer of securities that is domiciled outside the United States, derives at least 50% of its total revenue from production or sales outside of the United States, and/or whose principal trading market is outside the United States. The principal business activities of such issuers will be located in developed countries.


The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. Depositary receipts or depositary shares or similar instruments (collectively "depositary receipts") are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.


Subject to their individual investment objectives and policies, the funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, and debt securities of foreign governments and their agencies. The funds will limit their purchase of debt securities to investment-grade obligations.


Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, clearance and settlement risk, reduced availability of public information concerning issuers, and the lack of uniform accounting, auditing, financial reporting standards and practices and requirements comparable to those applicable to domestic issuers.


EQUITY SECURITIES


In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Each fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the manager. A fund's investments in convertible debt securities and other high yield, non-convertible debt securities rated below investment grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment grade" obligations. These securities have speculative characteristics and present more credit risk than investment grade obligations. For a description of the S&P and Moody's ratings categories, see "An Explanation of Fixed Income Securities Ratings," in the Statement of Additional Information. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in the following section, are an example of the type of derivative security in which the fund might invest.


FORWARD CURRENCY EXCHANGE CONTRACTS


Some of the foreign securities held by the funds may be denominated in foreign currencies. Other securities, such as depositary receipts, may be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of a fund.


To protect against adverse movements in exchange rates between currencies, the funds may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect a fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.


INVESTMENTS IN SMALLER COMPANIES

Small Cap Value will invest primarily in securities of companies having smaller market capitalizations. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, the securities of such companies may be more likely to be delisted from trading on their primary exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and this volatility and limited liquidity may be reflected in the net asset value of the fund.


PORTFOLIO TURNOVER


The total portfolio turnover rates of the funds are shown in the Financial Highlights tables of this Prospectus.


Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's investment objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be anticipated.


The portfolio turnover of a fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions that the funds pay directly. Higher portfolio turnover also may increase the likelihood that the capital gains, if any, realized and distributed by the fund will include short-term capital gains, which are taxable as ordinary income. See "Taxes," page --.


REPURCHASE AGREEMENTS

Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions only with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.


FUTURES CONTRACTS

Each fund may enter into domestic stock futures contracts. A futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period.

Rather than actually purchasing the specific financial assets, or the securities of a market index, the manager may purchase a futures contract, which reflects the value of such underlying securities. For example, S&P 500 futures reflect the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the underlying index securities increases or decreases during the contract period, the value of the S&P 500 futures can be expected to reflect such increase or decrease. As a result, the manager is able to expose to the equity markets cash that is maintained by the funds to meet anticipated redemptions or held for future investment opportunities. Because futures generally settle within a day from the date they are closed out (compared with three days for the types of equity securities primarily invested in by the funds) the manager believes that this use of futures allows the funds to effectively be fully invested in equity securities while maintaining the liquidity needed by the funds.


When a fund enters into a futures contract, it must make deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the underlying financial assets fluctuates, the parties to the contract are required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. Assets set aside by a fund as initial or variation margin may not be disposed of so long as the fund maintains the contract.

The funds may not purchase leveraged futures. A fund will deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fluctuating market value of the index futures contracts it has purchased, less any margin deposited on its position. The funds will only invest in exchange-traded futures. In addition, the value of futures contracts purchased by a fund may not exceed 5% of the fund's total assets.

DERIVATIVE SECURITIES


To the extent permitted by its investment objectives and policies, a fund may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).


Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the S&P 500 Index would be a permissible investment because each of the funds may invest in the securities of companies comprising the S&P 500 Index (assuming they otherwise meet the other requirements for the fund), while a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There is a range of risks associated with derivative investments, including but not limited to:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there will be no liquid secondary market, or the possibility that price fluctuation limits will be imposed by the relevant exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument will result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.


The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

WHEN-ISSUED SECURITIES


Each of the funds may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


SHORT SALES


A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.

INVESTMENTS IN COMPANIES WITH LIMITED OPERATING HISTORIES

The funds may invest in the securities of issuers with limited operating histories. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

A fund will not invest more than 5% of its total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.


RULE 144A SECURITIES

The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

PERFORMANCE ADVERTISING


From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return and yield. Performance data may be quoted separately for the Advisor Class and for the other classes.


Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

A quotation of yield reflects a fund's income over a stated period of time expressed as a percentage of the fund's share price.


Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.


Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.


The funds also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations such as Lipper Analytical Services or Donoghue's Money Fund Report and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performanceincluding the Standard and Poor's 500 Index, the Dow Jones Industrial Average, the S&P/Barra Value Index (with regard to Value), the S&P/Barra Small-Cap 600 Value Index (with regard to Small Cap Value) and the Lipper Equity Income Fund Index (with regard to Equity Income). Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance also may be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS


The following sections explain how to purchase, exchange and redeem Advisor Class shares of the funds offered by this Prospectus.


HOW TO PURCHASE AND SELL AMERICAN CENTURY FUNDS

One or more of the funds offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or insurance company. Because all records of your share ownership are maintained by your plan sponsor, plan recordkeeper, or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select American Century funds as an investment option.

If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

If you have questions about a fund, see "Investment Policies of the Funds," page xx, or call one of our Institutional Service Representatives at 1-800-345-3533.

Orders to purchase shares are effective on the day we receive payment. See "When Share Price is Determined," page xx.

We may discontinue offering shares generally in the funds (including any class of shares of a fund) or in any particular state without notice to shareholders.


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.


HOW TO EXCHANGE FROM ONE AMERICAN CENTURY FUND TO ANOTHER

Your plan or program may permit you to exchange your investment in the shares of a fund for shares of another fund in our family. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.


Exchanges are made at the respective net asset values, next computed after receipt of the exchange instruction by us. If, in any 90-day period, the total of the exchanges and redemptions from any one account of any one plan participant or financial intermediary client exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large equity fund redemptions. See "Special Requirements for Large Redemptions," page xx.


HOW TO REDEEM SHARES


Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell (redeem) your shares at their net asset value through the plan or financial intermediary. Your plan administrator, trustee, financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page xx. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.


SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS


We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").


If payment is made in securities, the securities, selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided to the redeeming plan participant or financial intermediary in lieu of cash without prior notice.


If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


Despite the fund's right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

TELEPHONE SERVICES

INVESTORS LINE

To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.

ADDITIONAL INFORMATION YOU SHOULD KNOW


SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.

If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the funds' net asset value next determined after acceptance on the funds' behalf by such intermediary.


HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:

The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.


The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

The net asset values of the Investor Class of the funds are published in leading newspapers daily. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. The net asset value of the Advisor Class of each fund may be obtained by calling us.

DISTRIBUTIONS

Distributions from net investment income are declared and paid quarterly. Distributions from net realized securities gains, if any, generally are declared and paid annually, usually in December, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.


Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.


A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.


Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.


TAXES

Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

TAXABLE ACCOUNTS


If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held longer than 12 months but no more than 18 months (28% rate gain) and/or assets held longer than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain (28% or 20% rate gain) to you with respect to such shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).


In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.


If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we or your financial intermediary are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed and is not refundable.

Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders generally will recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be considered long-term, subject to tax at a maximum rate of 28% if shareholders have held such shares for a period of more than 12 months but no more than 18 months and long-term, subject to tax at a maximum rate of 20% if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

In addition to the federal income tax consequences described above relating to an investment in a fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.


MANAGEMENT

INVESTMENT MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

The manager supervises and manages the investment portfolio of a fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of a fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in a fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of a funds as necessary between team meetings.

The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:


Peter A. Zuger, Vice President and Portfolio Manager, joined American Century in June 1993 as a Portfolio Manager. Prior to joining American Century, Mr. Zuger served as an investment manager in the Trust Department of NBD Bancorp in Detroit, Michigan. He is a member of the teams that manage Value, Small Cap Value and Equity Income.

Phillip N.  Davidson,  Vice  President and Portfolio  Manager,  joined  American
Century in September 1993 as a Portfolio Manager. Prior to joining American Century, Mr. Davidson served as an investment manager for Boatmen's Trust Company in St. Louis, Missouri. He is a member of the team that manages Value and Equity Income.

R. Todd Vingers, Portfolio Manager, joined American Century in August 1994 as an Investment Analyst, a position he held until February 1998. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Vingers attended the University of Chicago Graduate School of Business from October 1992 to June 1994, where he obtained his MBA degree. He is a member of the team that manages Small Cap Value.


The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.


For the services provided to the Advisor Class of the funds, the manager receives an annual fee of 0.75% of the average net assets of Value and Equity Income and 1.00% of the average net assets of Small Cap Value.


On the first business day of each month, each fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for each fund by the aggregate average daily closing value of each fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES


American Century Services Corporation, American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds, and is paid for such services by the manager.


From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.


Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for
(i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its unified fee.

DISTRIBUTION OF FUND SHARES

The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Investor Class of shares does not pay any commissions or sales loads to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.


SERVICE AND DISTRIBUTION FEES


Rule 12b-1 adopted by the SEC under the Investment Company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the funds' Board of Directors and the initial shareholder of the funds' Advisor Class shares have approved and entered into a Master Distribution and Shareholder Services Plan (the Plan) with the distributor. Pursuant to the Plan, each fund pays a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager, as paying agent for the funds, to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.

The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Multiple Class Structure - Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.



FURTHER INFORMATION ABOUT AMERICAN CENTURY


American Century Capital Portfolios, Inc., (the "Corporation"), the issuer of the funds, was organized as a Maryland corporation on June 14, 1993.


The corporation is a diversified, open-end management investment company whose shares were first offered for sale September 1, 1993. Its business and affairs are managed by its officers under the direction of its Board of Directors.

The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls:
816-531-5575).

American Century Capital Portfolios, Inc. currently issues four series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.


American Century offers four classes of Value and Equity Income: an Investor Class, an Institutional Class, a Service Class, and an Advisor Class. American Century offers three classes of the Real Estate and Small Cap Value funds: an Investor Class, an Institutional Class, and an Advisor Class. The shares offered by this Prospectus are Advisor Class shares.


The Investor Class is primarily made available to retail investors. The Institutional Class and Service Class are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For information concerning the Institutional or Service Classes of shares, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.


Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. We will assist in the communication with other shareholders.


We reserve the right to change any of our policies, practices and procedures described in this Prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.



P.O. Box 419385
Kansas City, Missouri
64141-6385

Institutional Services:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-444-3038

Fax: 816-340-4655

www.americancentury.com

                       STATEMENT OF ADDITIONAL INFORMATION

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)


                                  JUNE 30, 1998


                                    AMERICAN
                                     CENTURY
                                      GROUP


                                      Value
                                 Small Cap Value
                                  Equity Income
                                Real Estate Fund



                       STATEMENT OF ADDITIONAL INFORMATION


                                  June 30, 1998


                   AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

This Statement is not a prospectus but should be read in conjunction with the current Prospectus of American Century Value, American Century Small Cap Value, American Century Equity Income and American Century Real Estate Fund, each a series of American Century Capital Portfolios, Inc. dated June 30, 1998. Please retain this document for future reference. To obtain a prospectus, call American Century at 1-800-345-2021 (international calls: 816-531-5575), or write to P.O. Box 419200, Kansas City, Missouri 64141-6200, or access our Web site (www.americancentury.com).

                               TABLE OF CONTENTS


Investment Objectives of the Funds ........................................    2
Additional Investment Restrictions ........................................    2
Forward Currency Exchange Contracts .......................................    3
Futures Contracts .........................................................    4
An Explanation of Fixed Income Securities Ratings .........................    5
Short Sales ...............................................................    7
Portfolio Lending .........................................................    7
Portfolio Turnover ........................................................    7
Officers and Directors ....................................................    8
Management ................................................................   10
Custodians ................................................................   11
Independent Auditors ......................................................   11
Capital Stock .............................................................   12
Multiple Class Structure ..................................................   12
Taxes .....................................................................   14
Brokerage .................................................................   16
Performance Advertising ...................................................   17
Redemptions in Kind .......................................................   18
Holidays ..................................................................   18
Financial Statements ......................................................   19



     STATEMENT OF ADDITIONAL INFORMATION                                  1


INVESTMENT OBJECTIVES OF THE FUNDS


    The investment objective of each fund comprising American Century Capital Portfolios, Inc. is described on page 2 of the applicable prospectus. In seeking to achieve its objective, a fund must conform to certain policies, some of which are designated in the Prospectus or in this Statement of Additional Information as "fundamental" and cannot be changed without shareholder approval. The following paragraph is also a statement of fundamental policy with respect to selection of investments for Value and Equity Income.


    In general, within the restrictions outlined herein, each series has broad powers with respect to investing funds or holding them uninvested. Investments are varied according to what is judged advantageous under changing economic conditions. It is our policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the manager's intention that each fund will generally consist of equity securities. However, subject to the specific limitations applicable to a fund, the manager may invest the assets of a fund in varying amounts in other instruments and in senior securities, such as bonds, debentures, preferred stocks and convertible issues, when such a course is deemed appropriate in order to attempt to attain its financial objective.


ADDITIONAL INVESTMENT RESTRICTIONS


    Additional fundamental policies that may be changed only with shareholder approval provide as follows:

  (1) The funds shall not issue senior securities, except as permitted under the Investment Company Act of 1940.

  (2) The funds shall not borrow money, except that the funds may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33(1)/(3)% of a fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

  (3) The funds shall not lend any security or make any other loan if, as a result, more than 33(1)/(3)% of a fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or
         (ii) by engaging in repurchase agreements with respect to portfolio securities.

  (4) The funds shall not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the funds from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

  (5) The funds shall not act as an underwriter of securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

  (6) The funds shall not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

  (7) The funds shall not invest for purposes of exercising control over management.


  (8) Value, Small Cap Value and Equity Income shall not concentrate their investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).


    In addition, the funds have adopted the following non-fundamental investment restrictions:

  (1) As an operating policy, a fund shall not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

  (2) As an operating policy, a fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets (10% for money market funds) would be invested in repurchase agreements not enti-


      2                                       AMERICAN CENTURY INVESTMENTS


         tling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

  (3) As an operating policy, a fund shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transaction in futures contracts and options are not deemed to constitute selling securities short.

  (4) As an operating policy, a fund shall not purchase securities on margin, except that a fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

    The Investment Company Act imposes certain additional restrictions upon acquisition by the fund of securities issued by insurance companies, brokers, dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the Securities and Exchange Commission nor any other agency of the federal government or state agency participates in or supervises the management of the funds or their investment practices or policies.


    Neither  Value,  Small Cap Value nor  Equity  Income may  concentrate  their investments in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that the recommended by the SEC. The funds believe that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these more restrictive industry classifications may, however, cause the funds to forego investment possibilities which may otherwise be available to them under the Investment Company Act.


 FORWARD CURRENCY EXCHANGE CONTRACTS

    A fund conducts its foreign currency exchange transactions either on a spot (ie., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency exchange contracts to purchase or sell foreign currencies.

    A fund expects to use forward contracts under two circumstances:

  (1) When the manager wishes to "lock in" the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or

  (2) When the manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

    As to the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

    Under the second circumstance, when the manager believes that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will place cash or high-grade liquid securities in a separate account with its custodian in an amount equal to the value of the forward contracts entered


    STATEMENT OF ADDITIONAL INFORMATION                                   3


into under the second circumstance. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account equals the amount of the fund's commitments with respect to such contracts.

    The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible since the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The manager does not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the manager believes that it is important to have flexibility to enter into such forward contracts when it determines that a fund's best interests may be served.

    Generally, a fund will not enter into a forward contract with a term of greater than one year. At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

FUTURES CONTRACTS

    As described in the applicable Prospectus, the funds may enter into futures contracts. Unlike when a fund purchases securities, no purchase price for the underlying securities is paid by the fund at the time it purchases a futures contract. When a futures contract is entered into, both the buyer and seller of the contract are required to deposit with a futures commission merchant ("FCM") cash or high-grade debt securities in an amount equal to a percentage of the contract's value, as set by the exchange on which the contract is traded. This amount is known as "initial margin" and is held by the fund's custodian for the benefit of the FCM in the event of any default by the fund in the payment of any future obligations.

    The value of the futures contract is adjusted daily to reflect the fluctuation of the value of the underlying securities that comprise the index. This is a process known as marking the contract to market. If the value of a party's position declines, that party is required to make additional "variation margin" payments to the FCM to settle the change in value. The party that has a gain may be entitled to receive all or a portion of this amount. The FCM may have access to a fund's margin account only under specified conditions of default.

    The funds maintain from time to time a percentage of their assets in cash or high-grade liquid securities to provide for redemptions or to hold for future investment in securities consistent with the funds' investment objectives. The funds may enter into index futures contracts as an efficient means to expose the funds' cash position to the domestic equity market. The manager believes that the purchase of futures contracts is an efficient means to effectively be fully invested in equity securities.

    The funds intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. To do so, the aggregate initial margin required to establish such positions may not exceed 5% of the fair market value of a fund's net assets, after taking into account unrealized profits and unrealized losses on any contracts it has entered into.


      4                                      AMERICAN CENTURY INVESTMENTS


    The principal risks generally associated with the use of futures include but are not limited to:

    * the possible absence of a liquid secondary market for any particular instrument will make it difficult or impossible to close out a position when desired (liquidity risk);

    * the risk that the counter party to the contract will fail to perform its obligations or the risk of bankruptcy of the FCM holding margin deposits (counter party risk);

    * the risk that the index of securities to which the futures contract relates will go down in value (market risk); and

    * adverse price movements in the underlying index can result in losses substantially greater than the value of a fund's investment in that instrument because only a fraction of a contract's value is required to be deposited as initial margin (leverage risk); provided, however, that the funds may not purchase leveraged futures, so there is no leverage risk involved in the funds' use of futures.

    A liquid secondary market is necessary to close out a contract. A fund may seek to manage liquidity risk by investing only in exchange-traded futures. Exchange-traded index futures pose less risk that there will not be a liquid secondary market than privately negotiated instruments. Through their clearing corporations, the futures exchanges guarantee the performance of the contracts.

    Futures contracts are generally settled within a day from the date they are closed out, as compared to three days for most types of equity securities. As a result, futures contracts can provide more liquidity than an investment in the actual underlying securities. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Liquidity may also be influenced by an exchange-imposed daily price fluctuation limit, which halts trading if a contract's price moves up or down more than the established limit on any given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until liquidity in the market is re-established. As a result, such fund's access to other assets held to cover its futures positions also could be impaired until liquidity in the market is re-established.

    A fund manages counter-party risk by investing in exchange-traded index futures. In the event of the bankruptcy of the FCM that holds margin on behalf of a fund, that fund may be entitled to the return of margin owed to such fund only in proportion to the amount received by the FCM's other customers. The manager will attempt to minimize the risk by monitoring the creditworthiness of the FCMs with which the funds do business.

    The prices of futures contracts depend primarily on the value of their underlying instruments. As a result, the movement in market price of index futures contracts will reflect the movement in the aggregate market price of the entire portfolio of securities comprising the index. Since the funds are not index funds, a fund's investment in futures contracts will not correlate precisely with the performance of such fund's other equity investments. However, the manager believes that an investment in index futures will more closely reflect the investment performance of the funds than an investment in U.S. government or other highly liquid, short-term debt securities, which is where the cash position of the funds would otherwise be invested.

    The policy of the manager is to remain fully invested in equity securities. There may be times when the manager deems it advantageous to the funds not to invest excess cash in index futures, but such decision will generally not be the result of an active effort to use futures to time or anticipate market movements in general.

AN EXPLANATION OF FIXED INCOME SECURITIES RATINGS

    As described in the applicable prospectuses, the funds may invest in fixed income securities. With the exception of convertible securities and all fixed income investments of the Real Estate Fund, the funds may invest only in investment grade obligations.


    Fixed income securities ratings provide the manager with current assessment of the credit rating of an issuer with respect to a specific fixed



     STATEMENT OF ADDITIONAL INFORMATION                                   5



income security. The following is a description of the rating categories referenced in the Prospectus disclosure:


    The following summarizes the ratings used by Standard & Poor's Corporation for bonds:

   AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

   AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only to a small degree.

   A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

   BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

   BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

   B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

   CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

   CC - The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

   C - The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

   CI - The rating CI is reserved for income bonds on which no interest is being paid.

   D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

    The following summarizes the ratings used by Moody's Investors Service, Inc. for bonds:

   Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.


      6                                       AMERICAN CENTURY INVESTMENTS


   A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

   Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

   Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

   B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C - Bonds that are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies numerical modifiers 1, 2 and 3 in each generic rating category from Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

 SHORT SALES


    Value, Small Cap Value and Equity Income may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short.


    In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

    A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, all or some part of any future losses in the fund's long position in substantially identical securities may not become deductible for tax purposes until all or some part of the short position has been closed.


PORTFOLIO LENDING

    In order to realize additional income, the fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.


PORTFOLIO TURNOVER

    With respect to each fund, the manager will purchase and sell securities without regard to the length


      STATEMENT OF ADDITIONAL INFORMATION                               7


of time the security has been held. Accordingly, the funds' rate of portfolio turnover may be substantial.

    The funds intend to purchase a given security whenever the manager believes it will contribute to the stated objective of a fund, even if the same security has only recently been sold. In selling a given security, the manager keeps in mind that profits from sales of securities are taxed to shareholders. Subject to this consideration, a fund will sell a given security regardless of how long it has been held in the portfolio and whether the sale is at a gain or at a loss, if the manager believes that the security is not fulfilling its purpose. The manager may reach this conclusion because, among other things, it did not live up to the manager's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

    When a general decline in security prices is anticipated, a fund may decrease or eliminate entirely its equity position and increase its cash position, and when a rise in price levels is anticipated, a fund may increase its equity position and decrease its cash position. However, the funds will, under most circumstances, be essentially fully invested in equity securities and equity equivalents.

    Since investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, management believes that the rate of portfolio turnover is irrelevant when management believes a change is in order to achieve those objectives. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be comparatively high. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

    Since the manager does not take portfolio turnover rate into account in making investment decisions, (1) the manager has no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as a representation of the rates that will be attained in the future.


OFFICERS AND DIRECTORS

    The principal officers and directors ofAmerican Century Capital Portfolios, Inc. (the "Corporation"), their ages (listed in parentheses), their principal business experience during the past five years, and their affiliations with the funds' manager, American Century Investment Management, Inc. and its transfer agent, American Century Services Corporation, are listed below. The address at which each director and officer below may be contacted is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. All persons named as officers of the Corporation also serve in similar capacities for other funds advised by the manager. Those directors that are "interested persons" as defined in the Investment Company Act of 1940 are indicated by an asterisk(*).

    JAMES E. STOWERS JR.* (74), Chairman of the Board and Director; Chairman of the Board, Director and controlling shareholder of American Century Companies, Inc., parent corporation of American Century Investment Management, Inc. and American Century Services Corporation; Chairman of the Board and Director of
American Century Investment Management, Inc. and American Century Services Corporation; father of James E. Stowers III.

    JAMES E. STOWERS III* (39), Director; Chief Executive Officer and Director, American Century Companies, Inc., American Century Investment Management, Inc. and American Century Services Corporation.

    THOMAS A. BROWN (58), Director; Director of Plains States Development, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products.

    ROBERT W. DOERING, M.D. (64), Director; retired, formerly general surgeon.

    ANDREA C. HALL, PH.D. (53), Director; Senior Vice President and Associate Director, Midwest Research Institute.

    D.D. (DEL) HOCK (63), Director; retired, formerly Chairman, Public Service Company of Colorado; Director, Service Tech, Inc., Hathaway Corporation, and J.
D. Edwards & Company.

    DONALD H. PRATT (60), Vice Chairman of the Board and Director; President and Director, Butler Manufacturing Company.



      8                                        AMERICAN CENTURY INVESTMENTS


    LLOYD T. SILVER JR. (70), Director; President, LSC, Inc., manufacturer's representative.

    M. JEANNINE STRANDJORD (52), Director; Senior Vice President and Treasurer, Sprint Corporation; Director, DST Systems, Inc.

    RICHARD W. INGRAM (42), President; Executive Vice President and Director of Client Services and Treasury Administration, Funds Distributor, Inc. (FDI). Mr. Ingram joined FDI in 1995. Prior to joining FDI, Mr. Ingram served as Vice President and Division Manager of First Data Investor Services Group, Inc. (from March 1994 to November 1995) and before that as Vice President, Assistant Treasurer and Tax Director-Mutual Funds of The Boston Company, Inc. (from 1989 to 1994).

    MARYANNE  ROEPKE,  CPA  (42),  Vice  President,   Treasurer,  and  Principal
Accounting   Officer;   Senior  Vice  President,   American   Century   Services
Corporation.

    PATRICK A. LOOBY (39), Vice President; Vice President, American Century Services Corporation.

    CHRISTOPHER J. KELLEY (33), Vice President; Vice President and Associate General Counsel of FDI. Prior to joining FDI, Mr. Kelley served as Assistant Counsel at Forum Financial Group (from April 1994 to July 1996) and before that as a compliance officer for Putnam Investments (from 1992 to 1994).

    MARY A. NELSON (34), Vice President; Vice President and Manager of Treasury Services and Administration of FDI. Prior to joining FDI, Ms. Nelson was Assistant Vice President and Client Manager for The Boston Company, Inc. (from 1989 to 1994).

    MERELE A. MAY (35), Controller; Vice President, American Century Services Corporation.

    JOHN ZINDEL, CPA (31), Tax Officer; Vice President and Director of Taxation, American Century Services Corporation (1996); Tax Manager, Price Waterhouse LLP (from 1989-1996).

    The Board of Directors has established four standing committees, the Executive Committee, the Audit Committee, the Compliance Committee and the Nominating Committee.

    Messrs.  Stowers Jr.  (chairman),  Stowers  III,  and Pratt  constitute  the
Executive Committee of the Board of Directors. The committee performs the functions of the Board of Directors between meetings of the Board, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the full Board.

    Ms. Strandjord (chairman), Dr. Doering and Mr. Hock constitute the Audit Committee. The functions of the Audit Committee include recommending the engagement of the funds' independent accountants, reviewing the arrangements for and scope of the annual audit, reviewing comments made by the independent accountants with respect to the internal controls and the considerations given or the connective action taken by management, and reviewing nonaudit services provided by the independent accountants.

    Messrs. Brown (chairman), Pratt, Silver and Dr. Hall constitute the Compliance Committee. The functions of the Compliance Committee include reviewing the results of the funds' compliance testing program, reviewing quarterly reports from the manager to the Board regarding various compliance matters and monitoring the implementation of the funds' Code of Ethics, including violations thereof.

    The Nominating Committee has as its principal role consideration and recommendation of individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the Board, management and shareholders. This committee also reviews and makes recommendations to the Board with respect to the composition of Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation. The members of the nominating committee are Messrs. Pratt (chairman), Hock and Stowers III.

    The Directors of the corporation also serve as Directors for other funds advised by the manager. Each Director who is not an "interested person" as defined in the Investment Company Act receives for service as a member of the Board of six of such companies an annual director's fee of $44,000, a fee of $1,000 per regular Board meeting attended and $500 per special Board meeting and committee meeting attended. In addition, those Directors who are not "interested persons" who serve as chairman of a committee of the Board of Directors receive an additional $2,000 for such services. These fees and expenses are divided among the six investment companies based upon their relative net assets. Under the terms of the


       STATEMENT OF ADDITIONAL INFORMATION                               9


management agreement with the manager, the funds are responsible for paying such fees and expenses.

    Set forth below is the aggregate compensation paid for the periods indicated by the Corporation and by the American Century family of funds as a whole to each Director who is not an "interested person" as defined in the Investment Company Act.

                                  Aggregate                Total Compensation
                                Compensation           from the American Century
Director                     from the corporation(1)       Family of Funds(2)
--------------------------------------------------------------------------------
Thomas A. Brown                    $______                      $60,000
Robert W. Doering, M.D.             ______                       49,500
Andrea C. Hall, Ph.D.(3)            ______                        8,833
D.D. (Del) Hock                     ______                       49,500
Linsley L. Lundgaard                ______                       42,333
Donald H. Pratt                     ______                       60,000
Lloyd T. Silver Jr.                 ______                       49,000
M. Jeannine Strandjord              ______                       43,833

(1)Includes compensation actually paid by the corporation during the fiscal year ended March 31, 1998.

(2)Includes compensation paid by the thirteen investment company members of the American Century family of funds for the calendar year ended December 31, 1997

(3)Dr. Hall replaced Mr. Lundgaard as a director effective November 1, 1997. such individuals, who also are officers of the funds, are paid by the manager.

MANAGEMENT

    A description of the responsibilities and method of compensation of the funds' manager, American Century Investment Management, Inc., appears in each Prospectus under the caption "Management."

    During the three most recent fiscal years, the management fees paid by Value and Equity Income to the manager were as follows:


Fund                                           Years Ended March 31,
                                   1998               1997              1996
--------------------------------------------------------------------------------
Value
  Management fees             $  ________     $    13,047,153     $   5,747,940
  Average net assets          $  ________       1,307,953,436       590,608,755

Equity Income
  Management fees             $  ________     $     1,579,957     $     831,887
  Average net assets          $  ________         158,249,137        84,610,230

    Included in the previous table, are the following management fees earned by the manager on the Advisor Class shares.

Fund                                             Years Ended March 31,
                                                1998                1997
--------------------------------------------------------------------------------
Value
  Advisor Class                           $ ___________         $ 106,780(1)

Equity Income
  Advisor Class                           $ ___________          $      9(2)

(1)For the period October 2, 1996 (inception) through March 31, 1997.

(2)For the period March 7, 1997 (inception) through March 31, 1997.

    During the three most recent fiscal periods, the management fees paid by the Real Estate Fund to the manager were as follows:

                             Five Months
Real Estate Fund            Ended March 31,          Years Ended October 31,
                                 1998              1997                1996
--------------------------------------------------------------------------------
Management fees              $ ________        $   295,909         $ ________
Average net assets           $ ________         26,058,700           ________

    Included in the table above, are the following management fees earned by the manager on the Institutional Class shares.

Fund              Five Months Ended March 31,            Year Ended October 31,
                            1998(1)                                1997
--------------------------------------------------------------------------------
Real Estate Fund
  Institutional Class         $__________                    $48,843(1)

(1)For the period June 16, 1997 (inception) through October 31, 1997.

    The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (i) the funds' Board of Directors or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (ii) by the vote of a majority of the Directors who are not parties to the agreement or interested persons of the manager, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote


      10                                      AMERICAN CENTURY INVESTMENTS


of the funds' shareholders, on 60 days' written notice to the manager and that it shall be automatically terminated if it is assigned.

    The management agreement provides that the manager shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

    The management agreement also provides that the manager and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.


    The management agreement between the Real Estate Fund and the manager contemplates the retention of a subadvisor by the manager.

    Certain investments may be appropriate for the funds and also for other clients advised by the manager. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investment generally. A particular security may be bought or sold for only one client, or in different amounts and at different times for more than one but less than all clients. In addition, purchases or sales of the same security may be made for two or more clients on the same date. Such transactions will be allocated among clients in a manner believed by the manager to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

    The manager may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the manager believes that such aggregation provides the best execution for the funds. The funds' Board of Directors has approved the policy of the manager with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The manager will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The manager receives no additional compensation or remuneration as a result of such aggregation.


    In addition to managing the funds the manager is also acting as an investment adviser to twelve institutional accounts and to twelve registered investment companies: American Century Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century World Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc., American Century Variable Portfolios, Inc., American Century Municipal Trust, American Century Quantitative Equity Funds, American Century International Bond Funds, American Century Investment Trust, American Century Government Income Trust, American Century Target Maturities Trust, and American Century California Tax-Free and Municipal Funds.


    American Century Services Corporation provides physical facilities, including computer hardware and software and personnel, for the day-to day administration of the funds and the manager pays American Century Services Corporation for such services.

    As stated in each Prospectus, all of the stock of American Century Investment Management, Inc. and American Century Services Corporation is owned by American Century Companies, Inc.

CUSTODIANS

    Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS


    Deloitte & Touche LLP, 1010 Grand Avenue, Suite 400, Kansas City, Missouri 64106 are the independent auditors of the funds. As the independent auditors of the funds, Deloitte & Touche will provide services including (1) audit of the annual financial statements, (2) assistance and consultation in con-



       STATEMENT OF ADDITIONAL INFORMATION                               11


nection with SEC filings and (3) review of the annual federal income tax return filed for each fund by American Century.

CAPITAL STOCK


    The Corporation's capital stock is described in the Prospectus under the heading "FURTHER INFORMATION ABOUT AMERICAN CENTURY."

    The Corporation currently has four series of shares outstanding. Value and Equity Income are further divided into four classes, and Small Cap Value and the Real Estate Fund are further divided into three classes. See "MULTIPLE CLASS STRUCTURE," this page. The Corporation may in the future issue one or more additional series or classes of shares without a vote of the shareholders. The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profits (or losses) of investment and other assets held for that series or class. Your rights as a shareholder are the same for all series or classes of securities unless otherwise stated. Within their respective series or class, all shares will have equal redemption rights. Each share, when issued, is fully paid and non-assessable. Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value represented by such share on all questions.


    In  the  event  of  complete   liquidation  or  dissolution  of  the  funds,
shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.


    As of June __ , 1998, in excess of 5% of the outstanding shares of the following funds were owned of record by:

Name of Fund                                          Shareholder and Percentage
--------------------------------------------------------------------------------
Value
Equity Income
Real Estate Fund


MULTIPLE CLASS STRUCTURE

    The funds' Board of Directors has adopted a multiple class plan (the "Multiclass Plan") pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: an Investor Class, an Institutional Class, a Service Class and an Advisor Class.

    The Investor Class is made available to investors directly, without any load or commission, for a single management fee. The Institutional, Service and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the manager as Investor Class shareholders. As a result, the manager is able to charge these classes a lower management fee. In addition to the management fee, however, Service Class shares are subject to a Shareholder Services Plan (described below), and the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (also described below). Both plans have been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12b-1

    Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Service Class and Advisor Class have approved and entered into a Shareholder Services Plan, with respect to the Service Class, and a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (collectively, the "Plans"). Both Plans are described beginning on this page.

    In adopting the Plans, the Board of Directors (including a majority of directors who are not "interested persons" of the funds (as defined in the Investment Company Act), hereafter referred to as the "independent directors") determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Directors (including a


        12                                  AMERICAN CENTURY INVESTMENTS


majority of the independent directors) annually. The Plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

    All fees paid under the plans will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers.

SHAREHOLDER SERVICES PLAN

    As described in the Prospectuses, the funds' Service Class of shares is made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. In such circumstances, certain record keeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary. To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' investment manager has reduced its management fee by 0.25% per annum with respect to the Service Class shares and the funds' Board of Directors has adopted a Shareholder Services Plan. Pursuant to the Shareholder Services Plan, the Service Class shares pay a shareholder services fee of 0.25% annually of the aggregate average daily net assets of the funds' Service Class shares.

    The manager and the funds' distributor, Funds Distributor, Inc. (the "Distributor"), enter into contracts with each financial intermediary for the provision of certain shareholder services and utilizes the shareholder services fees under the Shareholder Services Plan to pay for such services. Payments may be made for a variety of shareholder services, including, but not limited to,
(1) receiving, aggregating and processing purchase, exchange and redemption request from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the Distributor; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (4) providing and maintaining elective services such as check writing and wire transfer services;
(5) acting as shareholder of record and nominee for beneficial owners; (6) maintaining account records for shareholders and/or other beneficial owners; (7) issuing confirmations of transactions; (8) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (9) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;
(10) providing other similar administrative and sub-transfer agency services; and (11) paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD (collectively referred to as "Shareholder Services"). Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

MASTER DISTRIBUTION AND SHAREHOLDER  SERVICES PLAN

    As described in the Prospectuses, the funds' Advisor Class of shares is also made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.


     STATEMENT OF ADDITIONAL INFORMATION                                13


    As with the Service Class, certain record keeping and administrative services that are provided by the funds' transfer agent of the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

    To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' manager has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Directors has adopted a Master Distribution and Shareholder Services Plan (the "Distribution Plan"). Pursuant to such Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described above) and 0.25% of which is paid for distribution services.

    Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (1) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (2) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the funds' Advisor Class shares; (3) compensation to, and expenses (including overhead and telephone expenses) of, Distributor; (4) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (5) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (6) receiving and answering correspondence from prospective shareholders including distributing prospectuses, statements of additional information, and shareholder reports; (7) the providing of facilities to answer questions from prospective investors about fund shares; (8) complying with federal and state securities laws pertaining to the sale of fund shares; (9) assisting investors in completing application forms and selecting dividend and other account options: (10) the providing of other reasonable assistance in connection with the distribution of fund shares; (11) the organizing and conducting of sales seminars and payments in the form of transactional compensation or promotional incentives; (12) profit on the foregoing; (13) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD and (14) such other distribution and services activities as the manager determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the 1940 Act.

TAXES

TAXATION OF CERTAIN MORTGAGE REITS


    The funds may invest in REITs that hold residual interests in real estate mortgage investment conduits. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to Federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by them with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might be required to file a tax return, to file a tax return and pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income



       14                                  AMERICAN CENTURY INVESTMENTS



for the taxable year that is allocable to the disqualified organization, multiplied by the highest Federal income tax rate imposed on corporations.


TAXATION OF DEBT INSTRUMENTS

    For Federal income tax purposes, debt securities purchased by the funds may be treated as having original issue discount. Original issue discount can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated as interest earned by the fund for Federal income tax purposes, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a fund's taxable income. Original issue discount with respect to tax-exempt securities is accrued and added to the adjusted tax basis of such securities for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount for any period is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under section 1286 of the Code, an investment in a stripped bond or stripped coupon will result in original issue discount.

    A fund may purchase debt securities at a discount which exceeds the original issue price plus previously accrued original issue discount remaining on the securities, at the time of purchase. This additional discount represents market discount for income tax purposes. Generally, market discount is accrued on a daily basis.

    A fund may purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date but no deduction is allowed for the premium amortization. Instead, the amortized bond premium will reduce the fund's adjusted tax basis in the securities. For taxable securities, the premium may be amortized if the fund so elects. The amortized premium on taxable securities is allowed as a deduction, and, generally for securities issued after September 27, 1985, must be amortized under an economic accrual method.

FOREIGN HOLDERS

    A foreign holder is a person or entity that, for U.S. Federal income tax purposes, is a nonresident alien individual, a foreign corporation, a foreign partnership, or a non-resident fiduciary of a foreign estate or trust. If a distribution of a fund's taxable income (without regard to its net capital gain) to a foreign holder is not effectively connected with a U.S. trade of business carried on by the investor, such distribution will be subject to withholding tax at a 30% rate or such lower rate as may be specified by an applicable income tax treaty. In addition, distributions from the Fund will generally be subject to information reporting.

    If at least 50% of the value of the Real Estate Fund is represented by shares of REITs that are "domestically controlled" within the meaning of Section 897(h) of the Code, or is represented by shares of classes of REIT stock that
(i) represent not more than 5% of such classes and (ii) are "regularly traded on an established securities market" within the meaning of Section 897(c)(3) of the Code, a foreign holder should not be subject to withholding tax under the Foreign Investment in Real Property Tax Act with respect to gain arising from the sale or redemption of units. In addition, based upon advice of counsel as to existing law, the fund does not intend to withhold under FIRPTA on distributions of the fund's net capital gain (designated as capital gain by the fund). Such income generally will not be subject to federal income tax unless the income is effectively connected with a trade or business of such foreign holder in the United States. In the case of a foreign holder who is a non-resident alien individual, however, gain arising from the sale or redemption of shares or distributions of the fund's net capital gain ordinarily will be subject to federal income tax at a rate of 30% if such individual is physically present in the U.S. for 183 days or more during the taxable year and, in the case of the gain arising from the sale or redemption of units, either the gain is attributable to an office or other fixed place of business maintained by the holder in the United States or the holder has a "tax home" in the United States. In addition, shares held by individual who is not a citizen or resident of the United States at the time of his death will generally be subject to United States federal estate tax.


     STATEMENT OF ADDITIONAL INFORMATION                                 15


    The tax consequences to a foreign holder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign Holders should consult their own tax advisers to determine whether investment in the Fund is appropriate.

BROKERAGE

    Under the management agreement between the funds and the manager, the manager has the responsibility of selecting brokers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the manager may take into consideration the factors discussed below when selecting brokers.

    For brokerage services related to the Real Estate Fund, the manager has delegated responsibility for selecting brokers to execute portfolio transactions to the subadvisor under the terms of the Investment Subadvisory Agreement.

    The manager or the subadvisor, as the case may be, receives statistical and other information and services without cost from brokers and dealers. The manager or the subadvisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The manager and the subadvisor propose to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services provided to the manager and the subadvisor will be in addition to and not in lieu of the services required to be performed for the funds by the manager and subadvisor. Neither the manager nor the subadvisor utilizes brokers who provide such information and services for the purpose of reducing the expense of providing required services to the funds.

    During the three most recent fiscal years, the brokerage commissions of Value and Equity Income were as follows:


Fund                                    Years Ended March 31,
                           1998                 1997                   1996
--------------------------------------------------------------------------------
Value                $ ____________          $4,841,179             $2,929,681
Equity Income        $ ____________             537,710                325,185

During the three most recent fiscal periods, the brokerage commissions of the Real Estate Fund were as follows:

                        Five Months         Year Ended            Year Ended
Fund                  Ended March 31,       October 31,           October 31,
                           1998                1997                  1996
--------------------------------------------------------------------------------
Real Estate Fund      $____________        $___________          $___________


    The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions because of the value of the brokerage and/or research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the manager in servicing all of its accounts, and not all such services may be used by the manager in managing the portfolios of the funds.

    The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the manager believe that the facilities, expert personnel and technological systems of a broker enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds normally place their over-the-counter transactions with principal market makers but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

    On occasions when the manager deems the purchase or sale of a security to be in the best interests of the funds as well as other fiduciary accounts, the manager may aggregate the security to be sold or purchased for the fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution. In such event, the allocation will be made by the manager in the


       16                                   AMERICAN CENTURY INVESTMENTS


manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the funds.

PERFORMANCE ADVERTISING

FUND PERFORMANCE


    Individual fund performance may be compared to various indices, including the Standard & Poor's 500 Index, the Standard & Poor's 600 Index, the Consumer Price Index, the Dow Jones Industrial Average and the S&P/Barra Value (with regard to Value), the S&P/Barra 600 Small-Cap Value Index (with respect to Small Cap Value), the Lipper Equity Income Fund Index (with regard to Equity Income), and the Morgan Stanley REIT Index, NAREIT Equity-Less Health Care Index , and Wilshire REIT Only Index (with regard to the Real Estate Fund). Fund performance also may be compared to the rankings prepared by Lipper Analytical Services, Inc.


    The following table sets forth the average annual total return of the Investor class of the funds for the periods indicated. Average annual total return is calculated by determining each fund's cumulative total return for the stated period and then computing the annual compound return that would produce the cumulative total return if the fund's performance had been constant over that period. Cumulative total return includes all elements of return, including reinvestment of dividends and capital gains distributions. Annualization of a fund's return assumes that the partial year performance will be constant throughout the period. Actual return through the period may be greater or less than the annualized data.

The following tables set forth the average annual total return for the various classes of Value and Equity Income for the one year period (or the period since the inception) ended March 31, 1998, the last day of the funds' fiscal year.


Investor Class Shares:
                                                From                 Inception
Fund                       1 Year             Inception                Date
--------------------------------------------------------------------------------
Value                     ______%              ______%                 9/1/93
Equity Income             ______%              ______%                 8/1/94

Advisor Class Shares:
                                                From                  Inception
Fund                       1 Year             Inception                 Date
--------------------------------------------------------------------------------
Value                     ______%              ______%                 10/2/96
Equity Income             ______%              ______%                  3/7/97

    The following tables set forth the average annual total return for the various classes of the Real Estate Fund for the five month period (or the period since inception) ended March 31, 1998, the last day of the fund's fiscal year.

Investor Class Shares:
                                                  From                Inception
Fund                       1 Year               Inception                Date
--------------------------------------------------------------------------------
  Real Estate Fund         ______%               ______%                9/21/95

Institutional Class Shares:
                     Five Months Ended            From                Inception
Fund                   March 31, 1998           Inception                Date
--------------------------------------------------------------------------------
  Real Estate Fund         ______%               ______%                6/16/97


    The funds also may elect to advertise cumulative total return and average annual total return, computed as described above, over periods of time other than one, five and 10 years and cumulative total return over various time periods.

    The following table shows the cumulative total returns and the average annual returns for the Investor Class of the funds since their respective dates of inception.


                               Cumulative Total          Average Annual
Fund                        Return Since Inception        Compound Rate
--------------------------------------------------------------------------------
Value                          ___.___%                  ___.___%
Equity Income                  ___.___%                  ___.___%
Real Estate                    ___.___%                  ___.___%


ADDITIONAL PERFORMANCE COMPARISONS

    Investors may judge the performance of the funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as the


      STATEMENT OF ADDITIONAL INFORMATION                             17


EAFE(reg.tm) Index, NAREIT Equity-Less Health Care Index and Wilshire REIT Only Index, and those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Shearson Lehman Brothers, Inc. and The Russell 2000 Index, and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Money, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, USA Today, Realty Stock Review, Changing Times, Institutional Investor, and other similar publications or services. In addition to performance information, general information about the funds that appears in a publication such as those mentioned above or in the applicable prospectus under the heading "Performance Advertising" may be included in advertisements and in reports to shareholders.

PERMISSIBLE ADVERTISING INFORMATION

    From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

    Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.

REDEMPTIONS IN KIND

    The funds' policy with regard to large redemptions is described in detail in the Prospectus under the heading "SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS."

    The funds have elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the funds will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The securities delivered will be selected at the sole discretion of the manager. Such securities will not necessarily be representative of the entire portfolio and may be securities that the manager regards as least desirable. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described in each prospectus under the heading "HOW SHARE PRICE IS DETERMINED," and such valuation will be made as of the same time the redemption price is determined.

HOLIDAYS

    The funds do not determine the net asset value of their shares on days when the New York Stock


        18                                   AMERICAN CENTURY INVESTMENTS


Exchange is closed. Currently, the Exchange is closed on Saturdays and Sundays and on holidays, namely New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

FINANCIAL STATEMENTS


    The financial statements of the funds for the fiscal year ended March 31, 1998, are included in the Annual Report to shareholders, which is incorporated herein by reference. In addition, the unaudited financial statements of Value and Equity Income for the six months ended September 30, 1997, are included in the Semiannual Report to shareholders which is incorporated herein by reference. With respect to the unaudited financial statements incorporated herein, all adjustments, in the opinion of management, necessary for a fair presentation of the financial position and results of operation for the periods indicated have been made. The results of operations of the funds for the respective periods indicated are not necessarily indicative of the results for the entire year. You may receive copies of the Annual and Semiannual Reports without charge upon request to the funds at the address and telephone numbers shown on the cover of this Statement.



     STATEMENT OF ADDITIONAL INFORMATION                              19


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962

WWW.AMERICANCENTURY.COM

9804
SH-BKT-11949

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.tm)

[recycled logo]
Recycled

PART C    OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

          (i)  Financial Statements filed in Part A of Registration Statement:

               1.  Financial Highlights

          (ii) Financial Statements filed in Part B of the Registration Statement (each of the following financial statements is contained in the Registrant's Annual Report dated March 31, 1997, and which are incorporated by reference in Part B of this Registration Statement):

               1.   Statements of Assets and Liabilities at March 31, 1997.

               2.   Statements of Operations for the year ended March 31, 1997.

               3. Statements of Changes in Net Assets for the year ended March 31, 1997.

               4.   Notes to Financial Statements as of March 31, 1997.

               5.   Schedule of Investments at March 31, 1997.

               6.   Independent Auditors' Report dated November 26, 1997.

          (iii)Financial Statements filed in Part B of the Registration Statement (each of the following financial statements is contained in the Registrant's Annual Report dated October 31, 1997, and which are incorporated by reference in Part B of this Registration Statement):

               1.   Statements of Assets and Liabilities at October 31, 1997.

               2. Statements of Operations for the year ended October 31, 1997.

               3. Statements of Changes in Net Assets for the year ended October 31, 1997.

               4.   Notes to Financial Statements as of October 31, 1997.

               5.   Schedule of Investments at October 31, 1997.

               6.   Independent Auditors' Report dated November 26, 1997.

          (b) Exhibits (all exhibits not filed herein are being incorporated herein by reference).

               1.   (a)  Articles of Incorporation of Twentieth  Century Capital
                         Portfolios, Inc., dated June 11, 1993 (filed electronically as an exhibit to Post-Effective Amendment No. 5 on Form N-1A on July 31, 1996, File No. 33-64872).

                    (b) Articles Supplementary of Twentieth Century Capital Portfolios, Inc., dated March 11, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 5 on Form N-1A on July 31, 1996, File No. 33-64872).

                    (c) Articles of Amendment of Twentieth Century Capital Portfolios, Inc., dated December 2, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 7 on Form N-1A on March 3, 1997, File No. 33-64872).

                    (d)  Articles  Supplementary  of  American  Century  Capital
                         Portfolios, Inc., dated December 2, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 7 on Form N-1A on March 3, 1997, File No. 33-64872).

                    (e) Articles Supplementary of American Century Capital Portfolios, Inc. dated April 30, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 8 on Form N-1A on May 21, 1997, File No. 33-64872).

                    (f) Certificate of Correction of Articles Supplementary of American Century Capital Portfolios, Inc. dated May 15, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 8 on Form N-1A on May 21, 1997, File No. 33-64872).

                    (g) Articles Supplementary of American Century Capital Portfolios, Inc. dated December 19, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 9 on Form N-1A on February 17, 1998).

               2.   (a)  By-Laws of Twentieth Century Capital  Portfolios,  Inc.
                         (filed electronically as an exhibit to Post-Effective Amendment No. 5 on Form N-1A on July 31, 1996, File No. 33-64872).

                    (b) Amendment to By-Laws of American Century Capital Portfolios, Inc. (filed electronically as an exhibit to Post-Effective Amendment No. 9 on Form N-1A on February 17, 1998).

               3.   Voting Trust Agreements - None.

               4. Specimen securities (filed electronically as an exhibit to Post-Effective Amendment No. 8 on Form N-1A on May 21, 1997, File No. 33-64872).

               5.   (a)  Management  Agreement  dated  as  of  August  1,  1997, between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc. (filed electronically as an exhibit to Post-Effective Amendment No. 9 on Form N-1A on February 17, 1998).

                    (b) Subadvisory Agreement by and between American Century Capital Portfolios, Inc., American Century Investment Management, Inc. and RREEF America, L.L.C., dated January 27, 1998 (filed electronically as an exhibit to Post-Effective Amendment No. 9 on Form N-1A on February 17, 1998).

               6. Distribution Agreement between American Century Capital Portfolios, Inc. and Funds Distributor, Inc., dated January 15, 1998 (filed electronically as Exhibit B6 to Post-Effective Amendment No. 28 on form N-1A of American Century Target Maturities Trust, File No. 2-94608).

               7.   Bonus and Profit Sharing Plan, Etc. - None.

               8.   (a)  Master  Agreement  by  and  between  Twentieth  Century
                         Service, Inc. and Commerce Bank, N.A. dated January 22, 1997 (filed as a part of Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213, filed February 28, 1997 and incorporated herein by reference).

                    (b) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham Funds, dated August 9, 1996 (filed as a part of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of American Century Government Income Trust, File No. 2-99222, filed February 7, 1997, and incorporated herein by reference).

                    (c) Custody Agreement dated September 12, 1995, between UMB Bank, N.A., Investors Research Corporation, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc. and Twentieth Century Capital Portfolios, Inc. (filed as an exhibit to Pre-Effective Amendment No. 4 on Form N-1A of Twentieth Century Strategic Asset Allocations, Inc., File No. 33-79482).

                    (d) Amendment No. 1 to Custody Agreement dated January 25, 1996, between UMB Bank, N.A., Investors Research Corporation, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc. and Twentieth Century Capital Portfolios, Inc. (filed as an exhibit to Pre-Effective Amendment No. 4 on Form N-1A of Twentieth Century Strategic Asset Allocations, Inc., File No. 33-79482).

               9. Transfer Agency Agreement, dated as of August 1, 1993, by and between Twentieth Century Capital Portfolios, Inc. and Twentieth Century Services, Inc. (filed electronically as an exhibit to Post-Effective Amendment No. 5 on Form N-1A on July 31, 1996, File No. 33-64872).

               10.  Opinion and consent of Counsel (filed herein as EX-99.B10).

               11.  Consent of Deloitte & Touche LLP (to be filed by amendment).

               12.  (a)  Annual  Report of the  Registrant  dated March 31, 1997
                         (filed electronically on May 21, 1997).

                    (b) Annual Report of the Registrant dated October 31, 1997 (filed electronically on December 19, 1997).

                    (c) Semiannual Report of the Registrant dated September 30, 1997 (filed electronically on November 19, 1997).

               13.  Agreements for Initial Capital, Etc. - None.

               14. Model Retirement Plans (filed as Exhibits 14(a)-(d) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Twentieth Century World Investors, Inc., File No. 33-39242, filed on May 6, 1991).

               15.  (a)  Master  Distribution  and Shareholder  Services Plan of
                         Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of the Registrant, Commission File No. 33-64872).

                    (b) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc.(Advisor Class) dated June 13, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 77 on Form N-1A of American Century Mutual Funds on July 17, 1997).

                    (c) Amendment No. 2 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated September 30, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 78 on Form N-1A of American Century Mutual Funds on February 26, 1998).

                    (d) Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of the Registrant, Commission File No. 33-64872).

               16.  Schedule  of   Computation   for   Performance   Advertising
                    Quotations (filed herein as EX-99.B16).

               17. Power of Attorney (filed electronically as an exhibit to Post-Effective Amendment No. 9 on Form N-1A on February 17,
                    1998).

               18.  (a)  Multiple  Class  Plan  of  Twentieth   Century  Capital
                         Portfolios,  Inc.,  Twentieth Century Investors,  Inc.,
                         Twentieth Century Strategic Asset Allocations, Inc. and
                         Twentieth Century World Investors, Inc. dated September
                         3,  1996  (filed   electronically   as  an  Exhibit  to
                         Post-Effective   Amendment   9  on  Form  N-1A  of  the
                         Registrant, Commission File No. 33-64872).

                    (b)  Amendment  No. 1 to  Multiple  Class  Plan of  American
                         Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 13, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 77 on Form N-1A of American Century Mutual Funds, Inc. on July 17, 1997).

                    (c)  Amendment  No. 2 to  Multiple  Class  Plan of  American
                         Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated September 30, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 78 on Form N-1A of American Century Mutual Funds on February 26, 1998).

               27.  (a)  Financial  Data  Schedule for American  Century  Value,
                         (EX-27.1.1).

                    (b) Financial Data Schedule for American Century Equity Income (EX-27.1.2).

                    (c) Financial Data Schedule for American Century Real Estate (EX-27.1.3).

ITEM 25.  Persons Controlled by or Under Common Control with Registrant - None.

ITEM 26.  Number of Holders of Securities.

                                             Number of Record Holders
                                             As of December 31, 1997

                                  Investor   Advisor   Institutional  Service
Title of Series                    Class      Class        Class       Class
---------------                    -----      -----        -----       -----

American Century Value             91,645       17           0           0
American Century Equity Income     18,448        3           0           0
American Century Real Estate        8,165        0           8           0

ITEM 27.  Indemnification.

          The Registrant is a Maryland corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

          Article XIII of the Registrant's Articles of Incorporation, Exibit 1, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 28.  Business and Other Connections of Investment Advisor.

          American Century Investment Management, Inc. (formerly known as Investors Research Corporation), the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 29.  Principal Underwriters

          (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

               American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
               American Century Government Income Trust
               American Century International Bond Funds
               American Century Investment Trust
               American Century Municipal Trust
               American Century Mutual Funds, Inc.
               American Century Premium Reserves, Inc.
               American Century Quantitative Equity Funds
               American Century Strategic Asset Allocations, Inc.
               American Century Target Maturities Trust
               American Century Variable Portfolios, Inc.
               American Century World Mutual Funds, Inc.
               BJB Investment Funds
               The Brinson Funds
               Dresdner RCM Capital Funds, Inc.
               Dresdner RCM Equity Funds, Inc.
               Harris Insight Funds Trust
               HT Insight Funds, Inc. d/b/a Harris Insight Funds
               J.P. Morgan Institutional Funds
               J.P. Morgan Funds
               The JPM Series Trust
               The JPM Series Trust II
               LaSalle Partners Funds, Inc.
               Monetta Fund, Inc.
               Monetta Trust
               The Montgomery Funds
               The Montgomery Funds II
               The Munder Framlington Funds Trust
               The Munder Funds Trust
               The Munder Funds, Inc.
               Orbitex Group of Funds
               St. Clair Funds, Inc.
               The Skyline Funds
               Waterhouse Investors Family of Funds, Inc.
               WEBS Index Fund, Inc.

               The  Distributor  is registered  with the Securities and Exchange
               Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston
               Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

          (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant

Marie E. Connolly                    Director, President and Chief       none
                                     Executive Officer

Richard W. Ingram                    Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            none

William S. Nichols                   Executive Vice President            none

Michael S. Petrucelli                Senior Vice President               none

Joseph F. Tower, III                 Director, Senior Vice President,    none
                                     Treasurer and Chief Financial
                                     Officer

Paula R. David                       Senior Vice President               none

Allen B. Closser                     Senior Vice President               none

Bernard A. Whalen                    Senior Vice President               none

William J. Nutt                      Director                            none
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

          (c)  Not applicable.

ITEM 30.  Location of Accounts and Records.

          All accounts,  books and other documents  required to be maintained by
          Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at 4500 Main Street, Kansas City, Missouri 64111.

ITEM 31.  Management Services - None.

ITEM 32.  Undertakings.

          (a)  Not applicable.

          (b) The Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement, using reasonably current financial statements which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act Registration Statement.

          (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (d) The Registrant hereby undertakes that it will, if requested to do so by the holders of at least 10% of the Registrant's outstanding votes, call a meeting of shareholders for the purpose of voting upon the question of the removal of a director and to assist in communication with other shareholders as required by Section 16(c).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 15th day of April, 1998.

                                    American Century Capital Portfolios, Inc.
                                                 (Registrant)

                                    By:  /s/Patrick A. Looby
                                         Patrick A. Looby, Vice President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 10 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                           Date
*Richard W. Ingram                 President, Principal Executive    April 15, 1998
-------------------------          and Principal Financial Officer
Richard W. Ingram

*Maryanne Roepke                   Vice President and Treasurer      April 15, 1998
-------------------------
Maryanne Roepke

*James E. Stowers, Jr.             Director                          April 15, 1998
-------------------------
James E. Stowers, Jr.

*James E. Stowers III              Director                          April 15, 1998
-------------------------
James E. Stowers, III

*Thomas A. Brown                   Director                          April 15, 1998
-------------------------
Thomas A. Brown

*Robert W. Doering, M.D.           Director                          April 15, 1998
-------------------------
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.             Director                          April 15, 1998
-------------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock                  Director                          April 15, 1998
-------------------------
D. D. (Del) Hock

*Donald H. Pratt                   Director                          April 15, 1998
-------------------------
Donald H. Pratt

*Lloyd T. Silver, Jr.              Director                          April 15, 1998
-------------------------
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord            Director                          April 15, 1998
-------------------------
M. Jeannine Strandjord


*By /s/Patrick A. Looby
    Patrick A. Looby
    Attorney-in-Fact